FS Credit Income Fund

Unaudited Schedule of Investments

As of January 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—16.2%
ACProducts, Inc., L+425, 0.5% Floor, 5/17/28	(d)	Building Materials	$1,564	$1,554	$1,558
Advantage Sales & Marketing, Inc., L+450, 0.8% Floor, 10/28/27	(d)	Advertising	848	832	855
Advisor Group, Inc., L+450, 7/31/26	(d)	Diversified Financial Services	89	87	89
AHP Health Partners, Inc., L+350, 0.5% Floor, 8/4/28	(d)	Healthcare-Services	1,302	1,295	1,306
American Tire Distributors Holdings, Inc., L+625, 0.8% Floor, 10/8/28	(d)	Distribution/Wholesale	1,060	1,047	1,069
AP Core Holdings, II LLC, L+550, 0.8% Floor, 9/1/27	(d)	Media Entertainment	2,375	2,362	2,400
Apergy Corp., L+500, 1.0% Floor, 6/3/27	(d)	Oil & Gas Services	3,085	2,948	3,131
Astra Acquisition Corp., L+525, 0.5% Floor, 10/25/28	(d)	Diversified Financial Services	835	806	827
Atlas Purchaser, Inc., L+525, 0.8% Floor, 5/8/28	(d)	Software	841	829	831
Bausch Health Companies, Inc., L+525, 0.5% Floor, 1/27/27	(d) (e)	Pharmaceuticals	2,330	2,309	2,315
Chinos Intermediate Holdings A, Inc., L+800, 9.0% PIK, 1.0% Floor, 9/10/27	(d)	Specialty Apparel Stores	2,010	2,137	2,160
Colorado Buyer, Inc., L+300, 1.0% Floor, 5/1/24	(d)	Telecommunications	1,279	1,256	1,275
Digicel International Finance Limited, L+325, 5/28/24	(d)	Telecommunications	1,047	946	1,025
DirecTV Financing LLC, L+500, 0.8% Floor, 8/2/27	(d)	Media Entertainment	732	734	734
East Valley Tourist Development Authority, L+750, 1.0% Floor, 3/7/22	(d) (f)	Entertainment	6,264	6,231	6,251
Endure Digital Inc., L+325, 2/10/26	(d) (e)	Internet	1,060	917	970
Europcar Mobility Group, E+550, 6/9/23	(d) (e)	Commercial Services	€735	865	826
Fintrax Group Holdings Ltd., E+525, 12/18/26	(d)	Software	11	13	12
Fintrax Group Holdings Ltd., E+525, 12/18/26	(d)	Software	122	147	138
Fintrax Group Holdings Ltd., E+525, 12/18/26	(d)	Software	80	96	90
Franklin UK Bidco Limited, E+525, 12/18/26	(d)	Software	317	381	356
Gordian Medical, Inc., L+625, 0.8% Floor, 1/31/27	(d)	Healthcare-Services	$828	813	825
Jack Ohio Finance LLC, L+475, 0.8% Floor, 10/4/28	(d)	Lodging	1,305	1,302	1,307
Kiwi Holding IV S.a r.l., E+325, 7/29/24	(d)	Commercial Services	€870	999	972
LBM Acquisition, LLC, L+375, 0.8% Floor, 12/17/27	(d)	Building Materials	$695	688	692
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d)	Electric	2,125	1,871	1,827
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d)	Electric	120	105	103
LogMeIn, Inc., L+475, 8/31/27	(d)	Telecommunications	332	324	329
LSF11 Skyscraper Holdco S.a r.l., E+700, 3.5% PIK, 9/29/28	(d)	Chemicals	€413	462	466
Magenta Buyer LLC, L+500, 0.8% Floor, 7/27/28	(d)	Computers	$474	471	473
Mattress Firm, Inc., L+425, 0.8% Floor, 9/25/28	(d)	Home Furnishings	2,620	2,596	2,622
Mercury Financial Credit Card Master Trust, L+650, 9/30/23	(d) (g)	Diversified Financial Services	899	899	899
Mercury Financial Credit Card Master Trust, L+650, 9/30/23	(d)	Diversified Financial Services	3,185	3,185	3,185
NCL Corp. Ltd., L+200, 1/2/24	(d)	Leisure Time	1,869	1,749	1,766
NCL Corp. Ltd., L+250, 1/2/24	(d)	Leisure Time	81	77	78
NCL Corp. Ltd., L+175, 1/2/24	(d) (e)	Leisure Time	1,837	1,758	1,771
NCL Corp. Ltd., L+200, 1/2/24	(d)	Leisure Time	833	796	802
Neenah Foundry Co., L+750, 1.0% Floor, 4/25/23	(d) (f)	Metal Fabricate/Hardware	2,790	2,767	2,776
Northwest Fiber, LLC, L+375, 4/30/27	(d)	Internet	860	865	859
OLA Singapore PTE, Ltd., SOFR+625, 0.8% Floor, 12/15/26	(d)	Transportation	965	946	979
Optiv Security, Inc., L+325, 1.0% Floor, 2/1/24	(d)	Software	508	481	505
Pacira BioSciences Inc, L+700, 0.8% Floor, 11/13/26	(d)	Pharmaceuticals	730	709	723
Quorum Health Corp., L+775, 1.0% Floor, 4/29/25	(d)	Healthcare-Services	1,059	1,049	1,021
Riverbed Technology, Inc., L+600, 2.0% PIK, 1.0% Floor, 12/8/26	(d)	Software	509	499	497
Royal Caribbean Cruises Ltd., L+130, 4/5/24	(d) (e)	Leisure Time	6,585	6,011	6,066
Royal Caribbean Cruises Ltd., L+135, 4/5/22	(d)	Leisure Time	415	400	413
Springs Windows Fashions, LLC, L+400, 0.8% Floor, 10/6/28	(d)	Housewares	950	940	946
Talen Energy Supply, LLC, L+375, 7/8/26	(d)	Electric	300	272	273

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Think & Learn Private Ltd., L+550, 0.8% Floor, 11/5/26	(d)	Software	$1,918	$1,890	$1,968
Thryv, Inc., L+850, 1.0% Floor, 3/1/26	(d)	Media Entertainment	4,914	4,766	4,991
TopGolf International, Inc., L+625, 0.8% Floor, 2/9/26	(d)	Leisure Time	1,829	1,829	1,861
Torrid LLC, L+550, 0.8% Floor, 5/19/28	(d) (e)	Retail	2,740	2,720	2,727
US Radiology Specialists, Inc., L+525, 0.5% Floor, 12/10/27	(d)	Healthcare-Services	710	697	710
UTEX Industries Inc., 5.8% PIK, 1.5% Floor, 12/3/25	(e)	Miscellaneous Manufacturing	44	244	44
Verscend Holding Corp., L+400, 8/27/25	(d)	Software	680	680	681
W.R. Grace Holdings LLC, L+375, 0.5% Floor, 9/22/28	(d)	Chemicals	925	923	927
Washington Prime Group, L.P., L+500, 0.8% Floor, 10/20/25	(d) (e)	Real Estate Investment Trusts	3,481	3,534	3,525
Total Senior Secured Loans—First Lien				78,109	78,827
Unfunded Loan Commitments				(899)	(899)
Total Senior Secured Loans—First Lien				77,210	77,928
Senior Secured Loans—Second Lien—0.9%
Magenta Buyer LLC, L+825, 0.8% Floor, 7/27/29	(d)	Computers	1,110	1,099	1,111
Optiv Security, Inc., L+725, 1.0% Floor, 2/1/25	(d) (e)	Computers	400	391	400
Quest Software US Holdings, Inc., L+750, 0.5% Floor, 2/1/30	(d) (e)	Software	230	227	226
Verscend Holding Corp., L+700, 0.5% Floor, 4/2/29	(d)	Software	1,030	1,011	1,034
Vision Solutions, Inc., L+725, 0.8% Floor, 4/23/29	(d)	Computers	1,550	1,536	1,556
Total Senior Secured Loans—Second Lien				4,264	4,327
Senior Secured Bonds—19.1%
Abercrombie & Fitch Management Co., 8.8%, 7/15/25	(h) (i)	Retail	1,512	1,619	1,610
Academy Ltd., 6.0%, 11/15/27	(h) (i)	Retail	1,225	1,256	1,282
Advantage Sales & Marketing, Inc., 6.5%, 11/15/28	(h) (j)	Advertising	2,178	2,261	2,165
AG Issuer LLC, 6.3%, 3/1/28	(h) (i)	Diversified Financial Services	802	815	834
Altice France SA, 5.1%, 7/15/29	(h) (i)	Telecommunications	253	253	235
Altice France SA, 5.5%, 1/15/28	(h) (i)	Telecommunications	200	200	191
Altice France SA, 5.1%, 1/15/29	(h) (i)	Telecommunications	512	518	477
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.8%, 4/20/29	(h) (i)	Airlines	1,562	1,652	1,602
Arconic Corp., 6.1%, 2/15/28	(h) (i)	Mining	2,114	2,250	2,196
Bausch Health Companies, Inc., 6.1%, 2/1/27	(e) (h)	Pharmaceuticals	3,295	3,291	3,313
Calpine Corp., 5.3%, 6/1/26	(h) (i)	Electric	87	—	89
CHS/Community Health Systems, Inc., 5.3%, 5/15/30	(e) (h)	Healthcare-Services	302	302	301
CHS/Community Health Systems, Inc., 4.8%, 2/15/31	(h) (i)	Healthcare-Services	466	463	447
CHS/Community Health Systems, Inc., 5.6%, 3/15/27	(h) (i)	Healthcare-Services	465	482	468
Colt Merger Sub, Inc., 6.3%, 7/1/25	(h) (i)	Entertainment	631	631	654
Connect Finco SARL / Connect US Finco LLC, 6.8%, 10/1/26	(h) (i)	Telecommunications	1,124	1,163	1,166
Coronado Finance Pty Ltd., 10.8%, 5/15/26	(h) (i)	Coal	543	484	586
Coty, Inc., 5.0%, 4/15/26	(h) (i)	Cosmetics/Personal Care	1,093	1,097	1,099
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.8%, 1/15/29	(h)	Cosmetics/Personal Care	925	925	913
Digicel Group 0.5 Ltd., PIK, 10.0%, 4/1/24 (8.0% Cash + 2.0% PIK)	(i)	Telecommunications	3,602	3,137	3,616
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/24	(h) (i)	Telecommunications	3,168	3,170	3,251
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.9%, 8/15/27	(h) (i)	Media Entertainment	3,925	4,005	3,949
DISH DBS Corp., 5.8%, 12/1/28	(h) (i)	Media Entertainment	568	568	545
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC, 7.5%, 5/1/25	(h) (i)	Textiles	1,559	1,470	1,406
EC Finance Plc, 3.0%, 10/15/26	(h) (i)	Commercial Services	€1,273	1,495	1,443
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.5%, 7/31/27	(h) (i)	Pharmaceuticals	$1,085	1,175	1,074

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Endo Luxembourg Finance Co. I S.a.r.l. / Endo US, Inc., 6.1%, 4/1/29	(h) (i)	Pharmaceuticals	$3,128	$3,079	$2,977
Frontier Communications Corp., 5.9%, 11/1/29	(i)	Telecommunications	747	756	720
Frontier Communications Corp., 6.8%, 5/1/29	(h) (i)	Telecommunications	1,895	1,945	1,903
Gamma Bidco SpA, 5.1%, 7/15/25	(i)	Entertainment	€1,005	1,157	1,133
Gamma Bondco Sarl, PIK, 8.1%, 11/15/26	(h) (i)	Entertainment	2,005	2,319	2,224
Gannett Holdings LLC, 6.0%, 11/1/26	(h) (i)	Media Entertainment	$2,416	2,428	2,450
GrafTech Finance, Inc., 4.6%, 12/15/28	(h) (i)	Machinery-Diversified	846	865	818
iHeartCommunications, Inc., 4.8%, 1/15/28	(h) (i)	Media Entertainment	987	996	982
Intelsat Jackson Holdings SA, 8.0%, 2/15/24	(h) (k) (l)	Telecommunications	832	839	846
Jerrold Finco Plc, 4.9%, 1/15/26	(i)	Diversified Financial Services	£321	392	432
Jerrold Finco Plc, 5.3%, 1/15/27	(i)	Diversified Financial Services	880	1,234	1,186
LCPR Senior Secured Financing DAC, 5.1%, 7/15/29	(h) (i)	Media Entertainment	$2,487	2,502	2,443
Live Nation Entertainment, Inc., 6.5%, 5/15/27	(h) (i)	Entertainment	2,772	2,873	2,988
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.5%, 6/20/27	(h) (i)	Airlines	50	49	53
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.1%, 4/1/26	(h) (i)	Retail	1,632	1,708	1,684
Pacific Gas and Electric Co., 4.6%, 7/1/30	(i)	Electric	110	120	115
Pacific Gas and Electric Co., 4.5%, 7/1/40	(i)	Electric	164	175	161
Pacific Gas and Electric Co., 4.0%, 12/1/47	(i)	Electric	343	337	308
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(h) (i)	Pharmaceuticals	1,377	1,456	1,388
PG&E Corp., 5.0%, 7/1/28	(i)	Electric	1,412	1,444	1,415
PG&E Corp., 5.3%, 7/1/30	(i)	Electric	456	444	453
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/28	(h) (i)	Commercial Services	810	826	809
Shelf Drilling Holdings Ltd., 8.9%, 11/15/24	(h) (i)	Oil & Gas	3,700	3,644	3,787
SM Energy Co., 10.0%, 1/15/25	(h) (i)	Oil & Gas	2,280	2,495	2,482
SM Energy Co., 10.0%, 1/15/25	(i)	Oil & Gas	100	99	109
Solocal Group, Series 8Y, 8.0%, 3/15/25 (3 mo. EURIBOR + 7.0%)	(d) (i)	Internet	€401	382	382
Solocal Group, 8.0%, 3/15/25 (3 mo. EURIBOR + 7.0%)	(d) (i)	Internet	109	119	102
Spirit AeroSystems, Inc., 7.5%, 4/15/25	(h) (i)	Aerospace/Defense	$1,966	2,066	2,042
Talen Energy Supply LLC, 7.3%, 5/15/27	(h) (i)	Electric	1,083	984	972
Talen Energy Supply LLC, 6.6%, 1/15/28	(h) (i)	Electric	2,988	2,795	2,636
Taseko Mines Ltd., 7.0%, 2/15/26	(h) (i)	Mining	1,022	1,068	1,038
Tenet Healthcare Corp., 5.1%, 11/1/27	(h) (i)	Healthcare-Services	1,675	1,733	1,681
Transocean Phoenix 2 Ltd., 7.8%, 10/15/24	(h) (i)	Oil & Gas Services	1,530	1,566	1,546
Transocean Pontus Ltd., 6.1%, 8/1/25	(h) (i)	Oil & Gas	1,438	1,432	1,420
Valaris, Ltd., PIK, 8.3%, 4/30/28	(h) (i)	Oil & Gas	3	2	3
Valaris, Ltd., Series 1145, PIK, 8.3%, 4/30/28	(i)	Oil & Gas	3,081	3,134	3,208
Vantage Drilling Intl, 9.3%, 11/15/23	(h) (i)	Oil & Gas	2,330	2,305	2,206
Vertical US Newco, Inc., 5.3%, 7/15/27	(h) (i)	Machinery-Diversified	932	977	945
Vmed O2 UK Financing I Plc, 3.3%, 1/31/31	(i)	Telecommunications	€2,504	2,858	2,641
Weatherford International Ltd., 6.5%, 9/15/28	(h) (i)	Oil & Gas Services	$1,367	1,367	1,420
XHR LP, 6.4%, 8/15/25	(h) (i)	Real Estate Investment Trusts	370	371	383
Zenith Finco Plc, 6.5%, 6/30/27	(h) (i)		£380	515	502
Total Senior Secured Bonds				92,538	91,905
Unsecured Bonds—43.6%
Accor SA, 2.6% 1/30/25 (fixed, converts to FRN on 1/30/25)	(i) (m)	Lodging	€600	657	643
Accor SA, 4.4% 1/30/24 (fixed, converts to FRN on 1/30/24)	(i) (m)	Lodging	1,600	1,911	1,841
AdaptHealth LLC, 5.1%, 3/1/30	(h) (i)	Pharmaceuticals	$1,742	1,764	1,708
AG Merger Sub II, Inc., 10.8%, 8/1/27	(h) (i)	Diversified Financial Services	3,207	3,478	3,537

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)		Amortized Cost	Fair Value(c)
Ahead DB Holdings LLC, 6.6%, 5/1/28	(h) (i)	IT Services		$941	$951	$913
AHP Health Partners, Inc., 5.8%, 7/15/29	(h) (i)	Healthcare-Services		2,310	2,327	2,272
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/27	(h) (i)	Food		1,032	1,021	1,058
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.5%, 3/15/26	(h) (i) (j)	Food		2,560	2,765	2,720
Alpha Services and Holdings SA, 5.5%, 6/11/31 (fixed, converts to FRN on 6/11/31)	(i)	Commercial Banks		€905	1,078	1,018
Ambience Merger Sub, Inc., 7.1%, 7/15/29	(h) (i)	Retail		$1,249	1,244	1,173
Antero Resources Corp., 5.4%, 3/1/30	(h) (i)	Oil & Gas		973	1,016	1,008
Aretec Escrow Issuer, Inc., 7.5%, 4/1/29	(h) (i)	Diversified Financial Services		804	829	821
Aryzta AG, 5.3% 4/25/22 (3 mo. LIBOR CHF + 6.0%)	(d) (i) (m)	Food	CHF	790	1,007	830
Ball Corp., 4.0%, 11/15/23	(i)	Packaging & Containers		$2,099	2,199	2,167
Bausch Health Companies, Inc., 7.3%, 5/30/29	(h) (i)	Pharmaceuticals		298	328	269
Bausch Health Companies, Inc., 6.3%, 2/15/29	(h) (i)	Pharmaceuticals		298	282	253
Bausch Health Companies, Inc., 7.0%, 1/15/28	(h) (i)	Pharmaceuticals		1,163	1,202	1,045
Bausch Health Companies, Inc., 5.0%, 2/15/29	(h) (i)	Pharmaceuticals		448	448	361
Bombardier, Inc., 6.0%, 2/15/28	(h) (i)	Aerospace/Defense		1,180	1,193	1,145
Bombardier, Inc., 7.9%, 4/15/27	(h) (i)	Aerospace/Defense		866	900	879
Bracken MidCo1 Plc, PIK, 6.8%, 11/1/27	(h) (i)	Diversified Financial Services		£1,116	1,543	1,495
Burford Capital Finance LLC, 6.1%, 8/12/25	(i)	Diversified Financial Services		$585	567	603
Burford Capital Global Finance LLC, 6.3%, 4/15/28	(h) (i)	Diversified Financial Services		279	279	293
California Resources Corp., 7.1%, 2/1/26	(h) (i)	Oil & Gas		3,715	3,769	3,867
Cano Health LLC, 6.3%, 10/1/28	(h) (i)	Healthcare-Services		1,664	1,607	1,599
Carnival Corp., 7.6%, 3/1/26	(i)	Leisure Time		€410	539	485
Carnival Corp., 7.6%, 3/1/26	(h) (i)	Leisure Time		$8,568	9,048	8,755
CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26	(h) (i)	Media Entertainment		172	178	176
CCO Holdings LLC / CCO Holdings Capital Corp., 5.4%, 6/1/29	(h) (i)	Media Entertainment		6,591	6,476	6,801
CCO Holdings LLC / CCO Holdings Capital Corp., 4.8%, 3/1/30	(h) (i)	Media Entertainment		2,620	2,706	2,603
Centene Corp., 3.4%, 2/15/30	(i)	Healthcare-Services		713	739	701
Centene Corp., 4.6%, 12/15/29	(i)	Healthcare-Services		428	462	446
Chemours Co., 5.8%, 11/15/28	(h) (i)	Chemicals		1,003	1,013	1,020
Chesapeake Energy Corp., 5.5%, 2/1/26	(h) (i)	Oil & Gas		303	303	313
Chesapeake Energy Corp., 5.9%, 2/1/29	(h) (i)	Oil & Gas		3,161	3,366	3,301
Churchill Downs, Inc., 4.8%, 1/15/28	(h) (i)	Entertainment		1,090	1,131	1,098
Colt Merger Sub, Inc., 8.1%, 7/1/27	(h) (i)	Entertainment		771	797	831
Cornerstone Building Brands, Inc., 6.1%, 1/15/29	(h) (i)	Construction Materials		510	514	528
Coty, Inc., 6.5%, 4/15/26	(h) (i)	Cosmetics/Personal Care		701	715	711
CSC Holdings LLC, 6.5%, 2/1/29	(h) (i) (j)	Media Entertainment		4,029	4,349	4,202
DaVita, Inc., 4.6%, 6/1/30	(h) (i)	Healthcare-Services		2,382	2,462	2,321
Delta Air Lines, Inc., 3.8%, 10/28/29	(i)	Airlines		548	549	533
Deutsche Bank AG, 4.6% 10/30/27 (fixed, converts to FRN on 10/30/27)	(i) (m)	Commercial Banks		€400	478	444
Deutsche Bank AG, Series 2020, 6.0% 10/30/25 (fixed, converts to FRN on 10/30/25)	(i) (m)	Commercial Banks		$400	405	405
DT Midstream, Inc., 4.1%, 6/15/29	(h) (i)	Pipelines		599	602	592
DT Midstream, Inc., 4.4%, 6/15/31	(h) (i)	Pipelines		963	978	953
Dufry One B.V., 2.0%, 2/15/27	(i)	Retail		€1,335	1,520	1,380
Dufry One B.V., 3.4%, 4/15/28	(i)	Retail		2,405	2,753	2,591
Enact Holdings, Inc., 6.5%, 8/15/25	(h) (i)	Diversified Financial Services		$296	315	314

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Endeavor Energy Resources LP / EER Finance, Inc., 5.8%, 1/30/28	(h) (i)	Oil & Gas	$1,608	$1,689	$1,666
Endurance Acquisition Merger Sub, 6.0%, 2/15/29	(h) (i)	Internet	705	652	628
EQM Midstream Partners LP, 4.8%, 1/15/31	(h) (i)	Pipelines	123	124	118
Eurobank SA, 2.3%, 3/14/28 (fixed, converts to FRN on 3/14/27)	(i)	Banks	€1,065	1,159	1,127
First Quantum Minerals Ltd., 6.5%, 3/1/24	(h) (i)	Mining	$759	725	769
Ford Motor Co., 4.8%, 1/15/43	(i)	Auto Manufacturers	468	511	479
Ford Motor Co., 4.3%, 12/8/26	(i)	Auto Manufacturers	399	406	415
Ford Motor Credit Co. LLC, 4.4%, 1/8/26	(i)	Auto Manufacturers	511	470	527
Ford Motor Credit Co. LLC, 5.1%, 5/3/29	(j)	Auto Manufacturers	2,179	2,387	2,335
Ford Motor Credit Co. LLC, 4.5%, 8/1/26	(i)	Auto Manufacturers	1,330	1,249	1,385
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(i)	Auto Manufacturers	222	234	230
Frontier Florida LLC, Series E, 6.9%, 2/1/28	(i)	Telecommunications	1,979	1,858	2,063
Frontier North, Inc., Series G, 6.7%, 2/15/28	(i)	Telecommunications	5,029	4,806	5,252
Gates Global LLC / Gates Corp., 6.3%, 1/15/26	(h) (i)	Miscellaneous Manufacturing	969	1,005	1,002
Global Aircraft Leasing Co. Ltd., PIK, 6.5%, 9/15/24	(h) (i)	Diversified Financial Services	907	889	852
Granite US Holdings Corp., 11.0%, 10/1/27	(h) (i)	Machinery-Diversified	1,417	1,551	1,522
Grifols Escrow Issuer SA, 4.8%, 10/15/28	(h) (i)	Biotechnology	1,402	1,415	1,396
HCA, Inc., 5.9%, 5/1/23	(i) (j)	Healthcare-Services	3,158	3,342	3,292
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(h) (i)	Pharmaceuticals	1,063	1,078	1,118
Hexion, Inc., 7.9%, 7/15/27	(h) (i)	Chemicals	3,302	3,488	3,504
Hilton Domestic Operating Co., Inc., 4.9%, 1/15/30	(i)	Lodging	546	580	564
Hilton Domestic Operating Co., Inc., 5.8%, 5/1/28	(h) (i)	Lodging	749	786	792
HLF Financing Sarl LLC / Herbalife International, Inc., 4.9%, 6/1/29	(h) (i)	Pharmaceuticals	1,403	1,370	1,331
Intesa Sanpaolo SpA, 7.7% 9/17/25 (fixed, converts to FRN on 9/17/25)	(h) (i) (m)	Commercial Banks	244	253	268
Intesa Sanpaolo SpA, 5.9% 9/1/31 (fixed, converts to FRN on 9/1/31)	(i) (m)	Commercial Banks	€1,165	1,486	1,426
Kraft Heinz Foods Co., 5.2%, 7/15/45		Food	$521	658	605
Kraft Heinz Foods Co., 4.4%, 6/1/46	(i)	Food	363	421	384
Kraft Heinz Foods Co., 4.6%, 10/1/39	(i)	Food	747	881	818
Kraft Heinz Foods Co., 3.9%, 5/15/27	(i)	Food	459	459	477
L Brands, Inc., 6.9%, 11/1/35	(i)	Retail	975	1,226	1,123
Laredo Petroleum, Inc., 9.5%, 1/15/25	(i)	Oil & Gas	247	255	252
Laredo Petroleum, Inc., 7.8%, 7/31/29	(h) (i)	Oil & Gas	3,093	2,944	2,994
LifePoint Health, Inc., 5.4%, 1/15/29	(h) (i)	Healthcare-Services	1,934	1,919	1,842
Macy's Retail Holdings, Inc., 5.1%, 1/15/42	(i)	Retail	410	387	366
Macy's Retail Holdings, Inc., 4.3%, 2/15/43	(i)	Retail	410	347	342
Marriott Ownership Resorts, Inc., 4.8%, 1/15/28	(i)	Lodging	751	764	747
Methanex Corp., 5.3%, 12/15/29	(i)	Chemicals	1,078	957	1,092
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/26	(h) (i)	Oil & Gas	104	95	95
Nabors Industries, Inc., 7.4%, 5/15/27	(h) (i)	Oil & Gas	1,777	1,777	1,826
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/25	(h) (i)	Coal	2,558	2,529	2,587
New Residential Investment Corp., 6.3%, 10/15/25	(h) (i)	Real Estate Investment Trusts	3,674	3,680	3,640
News Corp., 3.9%, 5/15/29	(h) (i)	Media Entertainment	1,343	1,352	1,291
NOVA Chemicals Corp., 5.3%, 6/1/27	(h) (i)	Chemicals	776	784	785
NRG Energy, Inc., 5.3%, 6/15/29	(h) (i)	Electric	618	659	637
Occidental Petroleum Corp., 6.1%, 1/1/31	(i)	Oil & Gas	554	671	640
Occidental Petroleum Corp., 6.6%, 3/15/46	(i)	Oil & Gas	793	1,025	998
Occidental Petroleum Corp., 4.4%, 8/15/49	(i)	Oil & Gas	473	480	450
Occidental Petroleum Corp., 4.2%, 3/15/48		Oil & Gas	812	806	757
Occidental Petroleum Corp., 4.4%, 4/15/46	(i)	Oil & Gas	138	141	132
Occidental Petroleum Corp., 7.9%, 9/15/31	(i)	Oil & Gas	185	245	234

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Occidental Petroleum Corp., 8.9%, 7/15/30	(i)	Oil & Gas	$232	$316	$301
Occidental Petroleum Corp., 3.0%, 2/15/27		Oil & Gas	760	644	737
Occidental Petroleum Corp., 3.2%, 8/15/26		Oil & Gas	115	90	113
Occidental Petroleum Corp., 6.5%, 9/15/36	(i)	Oil & Gas	491	619	597
Occidental Petroleum Corp., 8.5%, 7/15/27	(i)	Oil & Gas	164	204	197
Occidental Petroleum Corp., 4.3%, 8/15/39		Oil & Gas	182	144	172
Occidental Petroleum Corp., 6.6%, 9/1/30	(i)	Oil & Gas	527	630	619
OneMain Finance Corp., 6.6%, 1/15/28	(i)	Diversified Financial Services	207	206	223
OneMain Finance Corp., 7.1%, 3/15/26	(i)	Diversified Financial Services	423	437	466
OneMain Finance Corp., 4.0%, 9/15/30	(i)	Diversified Financial Services	99	99	92
Organon & Co. / Organon Foreign Debt Co-Issuer B.V., 5.1%, 4/30/31	(h) (i)	Pharmaceuticals	1,394	1,446	1,396
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.3%, 2/1/28	(h) (i)	Healthcare-Products	570	612	610
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.4%, 6/1/25	(h) (i)	Healthcare-Products	394	418	413
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.3%, 1/15/29	(h) (i)	Advertising	506	507	477
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.0%, 8/15/27	(h) (i)	Advertising	1,459	1,493	1,451
Owens & Minor, Inc., 4.5%, 3/31/29	(h) (i)	Pharmaceuticals	639	639	622
Petsmart, Inc. / Petsmart FI Co., 7.8%, 2/15/29	(h) (i)	Retail	1,674	1,776	1,799
Pitney Bowes, Inc., 6.9%, 3/15/27	(h) (i)	Office/Business Equipment	625	625	618
Pitney Bowes, Inc., 7.3%, 3/15/29	(h) (i)	Office/Business Equipment	459	459	461
Plantronics, Inc., 4.8%, 3/1/29	(h) (i)	Telecommunications	954	950	867
Playtika Holding Corp., 4.3%, 3/15/29	(h) (i)	Software	1,786	1,766	1,710
Post Holdings, Inc., 4.6%, 4/15/30	(h) (i)	Food	163	168	157
Post Holdings, Inc., 5.5%, 12/15/29	(h) (i)	Food	1,961	2,092	2,018
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.6%, 3/1/29	(h) (i)	Diversified Financial Services	1,127	1,149	1,055
Range Resources Corp., 4.8%, 2/15/30	(h)	Oil & Gas	1,077	1,083	1,078
Sands China Ltd., 5.4%, 8/8/28		Lodging	519	540	536
Science Applications International Corp., 4.9%, 4/1/28	(h) (i)	IT Services	1,295	1,327	1,303
Sensata Technologies B.V., 4.0%, 4/15/29	(h) (i)	Electronics	728	737	721
Sensata Technologies, Inc., 3.8%, 2/15/31	(h)	Electronics	814	767	766
Service Properties Trust, 7.5%, 9/15/25	(i)	Real Estate Investment Trusts	1,760	1,904	1,857
Service Properties Trust, 5.5%, 12/15/27	(i)	Real Estate Investment Trusts	583	587	578
Shelf Drill Holdings Ltd., 8.3%, 2/15/25	(h) (i)	Oil & Gas	1,736	1,580	1,352
Signal Parent, Inc., 6.1%, 4/1/29	(h) (i)	Commercial Services	1,761	1,750	1,517
Sirius XM Radio, Inc., 3.9%, 9/1/31	(h)	Media Entertainment	1,578	1,457	1,462
Sirius XM Radio, Inc., 5.0%, 8/1/27	(h) (i)	Media Entertainment	245	256	250
Sirius XM Radio, Inc., 5.5%, 7/1/29	(h) (i)	Media Entertainment	2,911	3,118	3,025
SoftBank Group Corp., 4.6%, 7/6/28	(i)	Telecommunications	200	196	188
SoftBank Group Corp., 5.1%, 9/19/27	(i)	Telecommunications	573	592	562
SoftBank Group Corp., 5.0%, 4/15/28	(i)	Telecommunications	€200	256	222
SoftBank Group Corp., 3.4%, 7/6/29	(i)	Telecommunications	553	617	543
SoftBank Group Corp., 5.3%, 7/6/31	(i)	Telecommunications	$1,365	1,352	1,285
SoftBank Group Corp., 3.9%, 7/6/32	(i)	Telecommunications	€1,739	1,951	1,697
SoftBank Group Corp., 4.0%, 9/19/29	(i)	Telecommunications	660	783	674
Spectrum Brands, Inc., 5.5%, 7/15/30	(h) (i)	Household Products/Wares	$1,498	1,611	1,564
Sprint Corp., 7.6%, 3/1/26	(i)	Telecommunications	886	1,025	1,016
Sprint Corp., 7.9%, 9/15/23	(i)	Telecommunications	525	580	568

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Standard Industries, Inc., 4.4%, 7/15/30	(h) (i)	Construction Materials	$669	$682	$640
Standard Industries, Inc., 4.8%, 1/15/28	(h) (i)	Construction Materials	517	537	511
Standard Industries, Inc., 3.4%, 1/15/31	(h) (i)	Construction Materials	436	436	400
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/25	(f)	Media Entertainment	813	801	837
Summit Materials LLC / Summit Materials Finance Corp., 5.3%, 1/15/29	(h) (i)	Construction Materials	493	520	504
SWF Escrow Issuer Corp., 6.5%, 10/1/29	(h) (i)	Housewares	727	727	677
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.9%, 1/15/29	(i)	Pipelines	1,145	1,267	1,254
Tempur Sealy International, Inc., 4.0%, 4/15/29	(h) (i)	Home Furnishings	687	694	660
TransDigm, Inc., 5.5%, 11/15/27	(i)	Aerospace/Defense	946	900	952
TUI Cruises GmbH, 6.5%, 5/15/26	(h) (i)	Leisure Time	€769	928	856
TUI Cruises GmbH, 6.5%, 5/15/26	(i)	Leisure Time	1,287	1,537	1,433
Uber Technologies, Inc., 4.5%, 8/15/29	(h) (i)	Internet	$225	225	219
Uber Technologies, Inc., 6.3%, 1/15/28	(h) (i)	Internet	2,097	2,252	2,179
UniCredit SpA, 5.4% 6/3/25 (fixed, converts to FRN on 6/30/25)	(i) (m)	Commercial Banks	€265	330	308
United Rentals North America, Inc., 5.3%, 1/15/30	(i)	Commercial Services	$1,128	1,226	1,186
United Rentals North America, Inc., 4.0%, 7/15/30	(i)	Commercial Services	146	152	144
Vail Resorts, Inc., 6.3%, 5/15/25	(h) (i)	Entertainment	299	301	310
VICI Properties LP / VICI Note Co., Inc., 4.1%, 8/15/30	(h) (i)	Real Estate Investment Trusts	822	877	826
Victors Merger Corp., 6.4%, 5/15/29	(h) (i)	Construction Materials	1,528	1,499	1,403
Vistra Corp., 7.0% 12/15/26 (fixed, converts to FRN on 10/15/26)	(h) (m)	Electric	975	975	972
Vistra Corp., 8.0% 10/15/26 (fixed, converts to FRN on 10/15/26)	(h) (i) (m)	Electric	4,153	4,153	4,315
Vistra Operations Co. LLC, 5.0%, 7/31/27	(h) (i)	Electric	904	922	912
Vistra Operations Co. LLC, 5.5%, 9/1/26	(h) (i)	Electric	21	22	21
Weatherford International Ltd., 8.6%, 4/30/30	(h) (i)	Oil & Gas Services	5,138	5,139	5,237
Western Midstream Operating LP, 4.5%, 3/1/28		Pipelines	264	211	278
Western Midstream Operating LP, 4.8%, 8/15/28		Pipelines	195	191	207
Western Midstream Operating LP, 3.6%, 2/1/25		Pipelines	111	—	112
Western Midstream Operating LP, 4.6%, 2/1/30	(i)	Pipelines	770	806	804
WeWork Companies LLC / WW Co-Obligor, Inc., 5.0%, 7/10/25	(h)	Real Estate	2,015	1,741	1,717
Wynn Macau Ltd., 5.6%, 8/26/28	(h) (i)	Lodging	2,783	2,535	2,550
XPO CNW, Inc., 6.7%, 5/1/34	(i)	Transportation	1,538	1,576	1,742
XPO Logistics, Inc., 6.3%, 5/1/25	(h) (i)	Transportation	416	433	431
Yum! Brands, Inc., 7.8%, 4/1/25	(h) (i)	Retail	1,022	1,095	1,072
Total Unsecured Bonds				212,986	209,801
Collateralized Loan Obligation (CLO) / Structured Credit—22.9%
37 Capital CLO I, Series 2021-1A, Class D, ABS, 3.7%, 10/15/34 (3 mo. LIBOR + 3.5%)	(d) (h)	USD CLO	$275	272	270
Accunia European CLO III DAC, Series 3X, Class D, ABS, 3.1%, 1/20/31 (3 mo. EURIBOR + 3.1%)	(d)	EUR CLO	€240	274	268
AlbaCore EURO CLO II DAC, Series 2A, Class E, ABS, 6.0%, 6/15/34 (3 mo. EURIBOR + 6.0%)	(d) (h)	EUR CLO	250	284	270
Allegro CLO VII Ltd., 3.1%, 6/13/31 (3 mo. LIBOR + 2.9%)	(d)	USD CLO	$580	527	565
ALM 2020 Ltd., Series 2020-1A, Class D, ABS, 6.2%, 10/15/29 (3 mo. LIBOR + 6.0%)	(d) (h)	USD CLO	1,640	1,640	1,624
Ambac Assurance Corp., 8.5%, 2/1/55	(h) (i)	Insurance	750	727	712
Ambac Assurance Corp., 8.5%, 2/12/55	(i)	Insurance	1,530	1,483	1,453
Ammc CLO 19 Ltd., Series 2016-19A, Class D, ABS, 4.0%, 10/15/28 (3 mo. LIBOR + 3.8%)	(d) (h)	USD CLO	205	203	205

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Ammc CLO 20 Ltd., Series 2017-20A, Class E, ABS, 6.1%, 4/17/29 (3 mo. LIBOR + 5.8%)	(d) (h)	USD CLO	$250	$248	$245
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, ABS, 2.9%, 1/28/31 (3 mo. LIBOR + 2.6%)	(d) (h)	USD CLO	250	240	248
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, ABS, 5.6%, 1/15/30 (3 mo. LIBOR + 5.4%)	(d) (h)	USD CLO	545	533	535
Anchorage Capital Europe CLO 3 DAC, Series 3X, Class D, ABS, 3.8%, 7/15/32 (3 mo. EURIBOR + 3.8%)	(d)	EUR CLO	€435	519	489
Anchorage Capital Europe CLO DAC, Series 4A, Class E, ABS, 5.7%, 4/25/34 (3 mo. EURIBOR + 5.7%)	(d) (h)	EUR CLO	260	305	285
Anchorage Credit Funding 10 Ltd., Series 2020-10A, Class EV, ABS, 7.1%, 4/25/38	(h)	USD CLO	$250	234	234
Anchorage Credit Funding 12 Ltd., Series 2020-12A, Class D, ABS, 5.9%, 10/25/38	(h)	USD CLO	295	295	295
Anchorage Credit Funding 2 Ltd., Series 2015-2A, Class ERV, ABS, 7.0%, 4/25/38	(h)	USD CLO	250	232	232
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class ER, ABS, 7.2%, 1/28/39	(h)	USD CLO	410	386	378
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class DR, ABS, 5.8%, 1/28/39	(h)	USD CLO	250	250	249
Anchorage Credit Funding 4 Ltd., Series 2016-4A, Class ER, ABS, 6.7%, 4/27/39	(h)	USD CLO	250	239	229
Anchorage Credit Funding 6 Ltd., Series 2018-6A, Class E, ABS, 6.9%, 7/25/36	(h)	USD CLO	570	546	536
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class E, ABS, 7.8%, 1/20/32 (3 mo. LIBOR + 7.6%)	(d) (h)	USD CLO	290	281	282
Apex Credit CLO 2015-II Ltd., Series 2015-2A, Class ER, ABS, 6.3%, 10/17/26 (3 mo. LIBOR + 6.1%)	(d) (h)	USD CLO	330	329	328
Ares European CLO IX B.V., Series 9X, Class D, ABS, 2.4%, 10/14/30 (3 mo. EURIBOR + 2.4%)	(d)	EUR CLO	€520	549	576
Ares European CLO VI B.V., Series 2013-6X, Class ER, ABS, 5.3%, 4/15/30 (3 mo. EURIBOR + 5.3%)	(d)	EUR CLO	340	382	380
Ares XLIX CLO Ltd., Series 2018-49A, Class D, ABS, 3.3%, 7/22/30 (3 mo. LIBOR + 3.0%)	(d) (h)	USD CLO	$250	245	249
Ares XLVIII CLO, Series 2018-48A, Class D, ABS, 3.0%, 7/20/30 (3 mo. LIBOR + 2.7%)	(d) (h)	USD CLO	565	552	557
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, ABS, 2.9%, 10/15/30 (3 mo. LIBOR + 2.7%)	(d) (h)	USD CLO	250	247	248
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, ABS, 3.2%, 7/15/30 (3 mo. LIBOR + 3.0%)	(d) (h)	USD CLO	250	250	250
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class DR, ABS, 2.8%, 11/17/27 (3 mo. LIBOR + 2.6%)	(d) (h)	USD CLO	500	481	497
Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class D, ABS, 2.8%, 4/20/28 (3 mo. LIBOR + 2.6%)	(d) (h)	USD CLO	250	237	248
Atrium CDO Corp., Series 14A, Class D, ABS, 3.2%, 8/23/30 (3 mo. LIBOR + 3.0%)	(d) (h)	USD CDO	250	236	249
Atrium XII, Series 12A, Class ER, ABS, 5.5%, 4/22/27 (3 mo. LIBOR + 5.3%)	(d) (h)	USD CLO	775	765	765
Atrium XII, Series 12A, Class DR, ABS, 3.1%, 4/22/27 (3 mo. LIBOR + 2.8%)	(d) (h)	USD CLO	250	241	249
Avery Point IV CLO Ltd., 4.9%, 4/25/26 (3 mo. LIBOR + 4.6%)	(d) (h)	USD CLO	545	536	536
Avery Point VI CLO Ltd., Series 2015-6A, Class E1, ABS, 5.6%, 8/5/27 (3 mo. LIBOR + 5.5%)	(d) (h)	USD CLO	500	487	472
Avery Point VII CLO Ltd., Series 2015-7A, Class E, ABS, 6.8%, 1/15/28 (3 mo. USD LIBOR + 6.6%)	(d) (h)	USD CLO	590	589	589
Avoca CLO XI Ltd., Series 11X, Class ER, ABS, 5.0%, 7/15/30 (3 mo. EURIBOR + 5.0%)	(d)	EUR CLO	€210	225	236
Avoca CLO XV DAC, 4.1%, 4/15/31 (3 mo. EURIBOR + 4.1%)	(d)	EUR CLO	360	387	391
Avoca CLO XVIII DAC, 4.6%, 4/15/31 (3 mo. EURIBOR + 4.6%)	(d)	EUR CLO	195	215	213

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Ballyrock CLO 2016-1 Ltd., Series 2016-1A, Class ER, ABS, 7.2%, 10/15/28 (3 mo. LIBOR + 7.0%)	(d) (h)	USD CLO	$250	$248	$250
Barings CLO 2013-I Ltd., Series 2013-IA, Class ER, ABS, 5.5%, 1/20/28 (3 mo. LIBOR + 5.2%)	(d) (h)	USD CLO	1,255	1,230	1,215
Barings Euro CLO 2014-1 DAC, 4.8%, 7/15/31 (3 mo. EURIBOR + 4.8%)	(d)	EUR CLO	€820	916	899
Barings Euro CLO 2014-1 DAC, 4.8%, 7/15/31 (3 mo. EURIBOR + 4.8%)	(d) (h)	EUR CLO	293	324	321
Barings Euro CLO 2018-2 BV, 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(d)	EUR CLO	920	1,080	1,028
Barings Euro CLO 2020-1 DAC, Series 2020-1A, Class ER, ABS, 6.2%, 10/21/34 (3 mo. EURIBOR + 6.2%)	(d) (h)	EUR CLO	250	282	272
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, ABS, 3.9%, 7/15/29 (3 mo. LIBOR + 3.7%)	(d) (h)	USD CLO	$250	243	247
Birch Grove CLO 2 Ltd., Series 2021-2A, Class D2, ABS, 5.2%, 10/19/34 (3 mo. LIBOR + 5.0%)	(d) (h)	USD CLO	605	599	593
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D2, ABS, 5.3%, 1/19/35 (1 mo. USD LIBOR + 5.1%)	(d) (h)	USD CLO	885	876	878
Black Diamond CLO 2017-1 Ltd., Series 2017-1A, Class C, ABS, 4.2%, 4/24/29 (3 mo. LIBOR + 4.0%)	(d) (h)	USD CLO	590	581	590
BlackRock European CLO V DAC, Series 5X, Class E, ABS, 4.4%, 7/16/31 (3 mo. EURIBOR + 4.4%)	(d)	EUR CLO	€130	138	138
BlueMountain Fuji US CLO III Ltd., Series 2017-3A, Class D, ABS, 2.6%, 1/15/30 (3 mo. LIBOR + 2.4%)	(d) (h)	USD CLO	$250	237	243
BNPP IP CLO 2014-II Ltd., Series 2014-2A, Class DR, ABS, 3.8%, 10/30/25 (3 mo. LIBOR + 3.5%)	(d) (h)	USD CLO	280	276	277
Bosphorus CLO IV DAC, 4.6%, 12/15/30 (3 mo. EURIBOR + 4.6%)	(d) (h)	EUR CLO	€380	411	412
Bosphorus CLO V DAC, Series 5A, Class DE, ABS, 4.8%, 12/12/32 (3 mo. EURIBOR + 4.8%)	(d) (h)	EUR CLO	320	354	360
Brookside Mill CLO 2013-1 Ltd., Series 2013-1A, Class ER, ABS, 5.7%, 1/17/28 (3 mo. LIBOR + 5.5%)	(d) (h)	USD CLO	$720	714	712
Cairn CLO III B.V., Series 2013-3X, Class F, ABS, 6.6%, 10/20/28 (6 mo. EURIBOR + 6.6%)	(d)	EUR CLO	€250	300	278
Cairn CLO VI B.V., Series 2016-6X, Class DR, ABS, 3.1%, 7/25/29 (3 mo. EURIBOR + 3.1%)	(d)	EUR CLO	135	158	152
Cairn CLO VI B.V., Series 2016-6X, Class FR, ABS, 8.3%, 7/25/29 (3 mo. EURIBOR + 8.3%)	(d)	EUR CLO	190	227	213
Cairn CLO X B.V., Series 2018-10X, Class E, ABS, 5.2%, 10/15/31 (3 mo. EURIBOR + 5.2%)	(d)	EUR CLO	130	152	143
Cairn CLO XI DAC, Series 2019-11X, Class D, ABS, 4.2%, 7/15/35 (3 mo. EURIBOR + 4.2%)	(d)	EUR CLO	625	678	703
Carlyle Global Market Strategies Euro CLO 2013-1 B.V., Series 2013-1X, Class DR, ABS, 5.8%, 4/15/30 (3 mo. EURIBOR + 5.8%)	(d)	EUR CLO	260	314	287
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, Series 2015-2X, Class E, ABS, 6.5%, 9/21/29 (3 mo. EURIBOR + 6.5%)	(d)	EUR CLO	665	773	748
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, Series 2015-2X, Class CR, ABS, 2.7%, 9/21/29 (3 mo. EURIBOR + 2.7%)	(d)	EUR CLO	140	163	157
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, Series 2015-3X, Class C1RE, ABS, 2.6%, 7/15/30 (3 mo. EURIBOR + 2.6%)	(d)	EUR CLO	275	323	307
Carlyle Global Market Strategies Euro CLO 2016-2 DAC, Series 2016-2X, Class DRR, ABS, 6.1%, 4/15/34 (3 mo. EURIBOR + 6.1%)	(d)	EUR CLO	310	351	337
Carlyle Global Market Strategies Euro CLO 2020-1 DAC, Series 2020-1X, Class D, ABS, 5.4%, 4/15/33 (3 mo. EURIBOR + 5.4%)	(d)	EUR CLO	250	290	271
Carlyle US CLO 2016-4 Ltd., Series 2016-4A, Class CR, ABS, 3.1%, 10/20/27 (3 mo. LIBOR + 2.8%)	(d) (h)	USD CLO	$280	267	275

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Carlyle US CLO 2017-3 Ltd., Series 2017-3A, Class C, ABS, 3.8%, 7/20/29 (3 mo. USD LIBOR + 3.5%)	(d) (h)	USD CLO	$630	$619	$613
Catalyst Healthcare Manchester Financing Plc, Series AMBC, 2.4%, 9/30/40	(i)	Healthcare-Services	£249	662	737
Catamaran CLO 2014-1 Ltd., Series 2014-1A, Class CR, ABS, 3.7%, 4/22/30 (3 mo. LIBOR + 3.4%)	(d) (h)	USD CLO	$250	243	248
Cent CLO 21 Ltd., Series 2014-21A, Class CR2, ABS, 3.5%, 7/27/30 (3 mo. LIBOR + 3.2%)	(d) (h)	USD CLO	620	601	614
CFIP CLO 2013-1 Ltd., Series 2013-1A, Class ER, ABS, 6.9%, 4/20/29 (3 mo. LIBOR + 6.7%)	(d) (h)	USD CLO	470	468	466
CFIP CLO 2014-1 Ltd., Series 2014-1A, Class DR, ABS, 4.3%, 7/13/29 (3 mo. LIBOR + 4.1%)	(d) (h)	USD CLO	495	488	496
CIFC Funding 2013-II Ltd., Series 2013-2A, Class B1LR, ABS, 3.3%, 10/18/30 (3 mo. LIBOR + 3.1%)	(d) (h)	USD CLO	200	196	198
Contego CLO II B.V., Series 2X, Class ER, ABS, 4.6%, 11/15/26 (3 mo. EURIBOR + 5.2%)	(d)	EUR CLO	€170	186	191
Covenant Credit Partners CLO III Ltd., Series 2017-1A, Class D, ABS, 4.0%, 10/15/29 (3 mo. LIBOR + 3.8%)	(d) (h)	USD CLO	$1,710	1,691	1,710
CVC Cordatus Loan Fund X DAC, Series 10X, Class D, ABS, 2.5%, 1/27/31 (3 mo. EURIBOR + 2.5%)	(d)	EUR CLO	€190	206	207
CVC Cordatus Loan Fund XXII DAC, Series 22A, Class E, ABS, 6.2%, 12/15/34 (3 mo. EURIBOR + 6.2%)	(d) (h)	EUR CLO	250	287	278
Deer Park CLO DAC, Series 1A, Class ER, ABS, 6.3%, 10/15/34 (3 mo. EURIBOR + 6.3%)	(d) (h)	EUR CLO	250	287	278
Denali Capital CLO XI Ltd., Series 2015-1A, Class DR, ABS, 5.9%, 10/20/28 (3 mo. LIBOR + 5.6%)	(d) (h)	USD CLO	$750	725	714
Diamond CLO 2019-1 Ltd., Series 2019-1A, Class E, ABS, 8.3%, 4/25/29 (3 mo. LIBOR + 8.1%)	(d) (h)	USD CLO	325	326	326
Dryden 33 Senior Loan Fund, Series 2014-33X, Class ER2, 7.2%, 4/15/29 (3 mo. LIBOR + 6.9%)	(d)	USD CLO	850	851	850
Dryden 33 Senior Loan Fund, Series 2014-33A, Class ER2, ABS, 7.2%, 4/15/29 (3 mo. USD LIBOR + 7.0%)	(d) (h)	USD CLO	250	250	250
Dryden 51 Euro CLO 2017 B.V., Series 2017-51X, Class E, ABS, 4.9%, 7/15/31 (3 mo. EURIBOR + 4.9%)	(d)	EUR CLO	€275	327	305
Dryden 53 CLO Ltd., Series 2017-53A, Class D, ABS, 2.6%, 1/15/31 (3 mo. LIBOR + 2.4%)	(d) (h)	USD CLO	$526	502	517
Dryden 59 Euro CLO 2017 B.V., Series 2017-59X, Class F, ABS, 6.1%, 5/15/32 (3 mo. EURIBOR + 6.1%)	(d)	EUR CLO	€110	122	117
Dryden 59 Euro CLO 2017 B.V., Series 2017-59X, Class D1, ABS, 2.4%, 5/15/32 (3 mo. EURIBOR + 2.4%)	(d)	EUR CLO	365	390	400
Dryden 89 Euro CLO 2020 DAC, Series 2020-89A, Class E, ABS, 6.2%, 10/18/34 (3 mo. EURIBOR + 6.2%)	(d) (h)	EUR CLO	280	321	309
Elevation CLO 2017-7 Ltd., Series 2017-7A, Class D, ABS, 3.1%, 7/15/30 (3 mo. LIBOR + 2.9%)	(d) (h)	USD CLO	$455	434	448
Elevation CLO 2017-8 Ltd., Series 2017-8A, Class D, ABS, 3.1%, 10/25/30 (3 mo. LIBOR + 2.9%)	(d) (h)	USD CLO	250	243	244
Elevation CLO 2021-14 Ltd., Series 2021-14A, Class D2, ABS, 5.1%, 10/20/34 (3 mo. LIBOR + 5.0%)	(d) (h)	USD CLO	630	622	611
Ellington CLO I Ltd., 3.6%, 10/15/29 (3 mo. LIBOR + 3.4%)	(d) (h)	USD CLO	410	397	410
Erna Srl, Series 1, Class B, 3.6%, 7/25/31 (3 mo. EURIBOR + 3.6%)	(d)	Commercial MBS	€424	484	477
Erna Srl, Series 1, Class A, 2.3%, 7/25/31 (3 mo. EURIBOR + 2.3%)	(d)	Commercial MBS	282	326	318
Euro-Galaxy VI CLO DAC, Series 2018-6X, Class E, ABS, 4.1%, 4/11/31 (3 mo. EURIBOR + 4.1%)	(d)	EUR CLO	750	837	802
Fair Oaks Loan Funding I DAC, Series 1A, Class ER, ABS, 6.1%, 4/15/34 (3 mo. EURIBOR + 6.1%)	(d) (h)	EUR CLO	250	296	275
First Eagle Clarendon Fund CLO LLC, Series 2014-1A, Class E, ABS, 6.3%, 1/25/27 (3 mo. LIBOR + 6.1%)	(d) (h)	USD CLO	$1,000	1,000	1,000
Galaxy XXIV CLO Ltd., 2.7%, 1/15/31 (3 mo. LIBOR + 2.5%)	(d)	USD CLO	550	506	535

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, ABS, 2.9%, 5/16/31 (3 mo. LIBOR + 2.8%)	(d) (h)	USD CLO	$250	$230	$247
Gallatin CLO IX 2018-1 Ltd., Series 2018-1A, Class E, ABS, 5.7%, 1/21/28 (3 mo. LIBOR + 5.5%)	(d) (h)	USD CLO	850	840	846
GAM FRR2 H Co.	(f) (n) (r)	Financial Services	1	699	790
Greywolf CLO V Ltd., Series 2015-1A, Class CR, ABS, 3.3%, 1/27/31 (3 mo. LIBOR + 3.0%)	(d) (h)	USD CLO	500	474	497
Harvest CLO IX DAC, Series 9X, Class ER, ABS, 5.1%, 2/15/30 (3 mo. EURIBOR + 5.1%)	(d)	EUR CLO	€245	265	267
Harvest CLO XIV DAC, Series 14X, Class F, ABS, 6.3%, 11/18/29 (3 mo. EURIBOR + 6.3%)	(d)	EUR CLO	215	255	233
Henley CLO VI DAC, Series 6A, Class E, ABS, 6.1%, 6/10/34 (3 mo. EURIBOR + 6.1%)	(d) (h)	EUR CLO	250	287	276
Highbridge Loan Management 4-2014 Ltd., Series 4A-2014, Class CR, ABS, 2.8%, 1/28/30 (3 mo. LIBOR + 2.6%)	(d) (h)	USD CLO	$261	244	252
Highbridge Loan Management 7-2015 Ltd., Series 7A-2015, Class ER, ABS, 5.2%, 3/15/27 (3 mo. LIBOR + 5.0%)	(d) (h)	USD CLO	1,220	1,186	1,197
Hull Street CLO Ltd., 3.8%, 10/18/26 (3 mo. LIBOR + 3.6%)	(d) (h)	USD CDO	300	298	300
Jamestown CLO Ltd., Series 2013-2A, Class DR, ABS, 5.7%, 4/22/30 (3 mo. LIBOR + 5.5%)	(d) (h)	USD CLO	1,230	1,201	1,198
Jamestown CLO X Ltd., Series 2017-10A, Class C, ABS, 3.9%, 7/17/29 (3 mo. LIBOR + 3.7%)	(d) (h)	USD CLO	250	245	250
Jamestown CLO XI Ltd., Series 2018-11A, Class C, ABS, 3.5%, 7/14/31 (3 mo. LIBOR + 3.3%)	(d) (h)	USD CLO	750	731	745
JFIN CLO 2012 Ltd., Series 2012-1A, Class DR, ABS, 6.7%, 7/20/28 (3 mo. LIBOR + 6.5%)	(d) (h)	USD CLO	700	693	692
JMP Credit Advisors ClO IV Ltd., Series 2017-1A, Class D, ABS, 4.4%, 7/17/29 (3 mo. LIBOR + 4.2%)	(d) (h)	USD CLO	610	598	609
Jubilee CLO 2014-XII B.V., Series 2014-12X, Class DR, ABS, 2.9%, 4/15/30 (3 mo. EURIBOR + 2.9%)	(d)	EUR CLO	€155	175	173
Jubilee CLO 2015-XV B.V., Series 2015-15X, Class F, ABS, 5.4%, 7/12/28 (3 mo. EURIBOR + 6.0%)	(d)	EUR CLO	275	324	307
Jubilee CLO 2017-XVIII B.V., Series 2017-18X, Class D, ABS, 3.1%, 1/15/30 (3 mo. EURIBOR + 3.1%)	(d)	EUR CLO	200	224	225
Kingsland IX Ltd., Series 2018-9A, Class DR, ABS, 3.4%, 4/28/31 (3 mo. LIBOR + 3.2%)	(d) (h)	USD CLO	$725	707	703
KKR CLO 13 Ltd., Series 13, Class ER, ABS, 5.2%, 1/16/28 (3 mo. LIBOR + 5.0%)	(d) (h)	USD CLO	630	629	626
KVK CLO 2013-1 Ltd., Series 2013-1A, Class ER, ABS, 6.2%, 1/14/28 (3 mo. LIBOR + 5.9%)	(d) (h)	USD CLO	500	497	498
LCM XX LP, Series 20A, Class ER, ABS, 5.7%, 10/20/27 (3 mo. LIBOR + 5.5%)	(d) (h)	USD CLO	300	286	290
LCM XXI LP, Series 21A, Class ER, ABS, 6.0%, 4/20/28 (3 mo. LIBOR + 5.8%)	(d) (h)	USD CLO	570	547	564
Lehman XS Trust 2007-14H, Series 2007-14H, Class A22, CMO, 0.9%, 7/25/47 (1 mo. USD LIBOR + 0.8%)	(d)	USD CLO	311	313	298
Lehman XS Trust 2007-6, Series 2007-6, Class 3A32, ABS, 0.6%, 5/25/37 (1 mo. USD LIBOR + 0.5%)	(d)	USD CLO	149	133	138
Lehman XS Trust 2007-6, Series 2007-6, Class 3A31, ABS, 4.5%, 5/25/37		USD CLO	130	133	133
Lehman XS Trust 2007-6, Series 2007-6, Class 3A4, ABS, 4.5%, 5/25/37		USD CLO	178	182	182
Lehman XS Trust 2007-6, Series 2007-6, Class 3A2, ABS, 4.5%, 5/25/37		USD CLO	147	153	150
Longfellow Place CLO Ltd., Series 2013-1A, Class DRR, ABS, 4.7%, 4/15/29 (3 mo. LIBOR + 4.5%)	(d) (h)	USD CLO	520	513	519
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, ABS, 3.5%, 7/23/29 (3 mo. LIBOR + 3.3%)	(d) (h)	USD CLO	430	422	430
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, ABS, 6.7%, 7/23/29 (3 mo. LIBOR + 6.5%)	(d) (h)	USD CLO	815	803	809
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, ABS, 4.6%, 1/22/28 (3 mo. LIBOR + 4.4%)	(d) (h)	USD CLO	340	337	334

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Madison Park Funding XIX Ltd., Series 2015-19A, Class ER, ABS, 6.4%, 1/22/28 (3 mo. LIBOR + 6.1%)	(d) (h)	USD CLO	$250	$235	$240
Madison Park Funding XXX Ltd., Series 2018-30A, Class E, ABS, 5.2%, 4/15/29 (3 mo. LIBOR + 5.0%)	(d) (h)	USD CLO	1,005	979	972
Magnetite VII Ltd., 4.7%, 1/15/28 (3 mo. LIBOR + 4.5%)	(d) (h)	USD CLO	305	300	300
Man GLG Euro CLO I DAC, 2.5%, 10/15/30 (3 mo. EURIBOR + 2.5%)	(d)	EUR CLO	€315	350	346
Man GLG Euro CLO III DAC, Series 3X, Class D, ABS, 3.3%, 10/15/30 (3 mo. EURIBOR + 3.3%)	(d)	EUR CLO	145	171	163
Man GLG US CLO, Series 2018-1A, Class CR, ABS, 3.3%, 4/22/30 (3 mo. LIBOR + 3.1%)	(d) (h)	USD CLO	$560	532	538
Marathon CLO X Ltd., 3.9%, 11/15/29 (3 mo. LIBOR + 3.7%)	(d) (h)	USD CLO	1,030	1,000	1,007
Marble Point CLO XXI Ltd., Series 2021-3A, Class D2, ABS, 5.2%, 10/17/34 (3 mo. LIBOR + 5.0%)	(d) (h)	USD CLO	470	464	461
Midocean Credit CLO IX, Series 2018-9A, Class D, ABS, 3.6%, 7/20/31 (3 mo. LIBOR + 3.3%)	(d) (h)	USD CLO	250	245	246
Midocean Credit CLO VII, Series 2017-7A, Class D, ABS, 4.1%, 7/15/29 (3 mo. LIBOR + 3.9%)	(d) (h)	USD CLO	340	336	337
Midocean Credit CLO VIII, Series 2018-8A, Class D, ABS, 3.1%, 2/20/31 (3 mo. LIBOR + 2.9%)	(d) (h)	USD CLO	250	236	243
Mitchells & Butlers Finance Plc, Series B2, 6.0%, 12/15/30	(i)	Retail	£196	303	283
Mitchells & Butlers Finance Plc, Series D1, 2.2%, 6/15/36 (3 mo. LIBOR GBP + 2.1%)	(d) (i)	Retail	481	537	538
Mitchells & Butlers Finance Plc, Series C1, 6.5%, 9/15/32	(i)	Retail	884	1,380	1,329
Mitchells & Butlers Finance Plc, Series C2, 2.0%, 9/15/34 (3 mo. LIBOR GBP + 1.9%)	(d) (i)	Retail	972	1,130	1,072
MKS CLO 2017-2 Ltd., Series 2017-2A, Class D, ABS, 2.9%, 1/20/31 (3 mo. LIBOR + 2.7%)	(d) (h)	USD CLO	$535	516	516
Monroe Capital CLO 2014-1 Ltd., Series 2014-1X, Class E, ABS, 5.7%, 10/22/26 (3 mo. USD LIBOR + 5.4%)	(d)	USD CLO	250	245	240
Monroe Capital MML CLO 2016-1 Ltd., 7.5%, 7/22/28 (3 mo. USD LIBOR + 7.3%)	(d) (h)	USD CLO	485	486	475
Monroe Capital Mml Clo 2017-1 Ltd., 7.6%, 4/22/29 (3 mo. USD LIBOR + 7.4%)	(d) (h)	USD CLO	525	524	522
Monroe Capital MML CLO VI Ltd., 7.1%, 4/15/30 (3 mo. USD LIBOR + 6.9%)	(d) (h)	USD CLO	290	280	283
Mountain View CLO 2013-1 Ltd., 4.4%, 10/12/30 (3 mo. USD LIBOR + 4.2%)	(d) (h)	USD CLO	300	291	291
Mountain View CLO 2017-1 LLC, Series 2017-1A, Class D, ABS, 3.8%, 10/16/29 (3 mo. LIBOR + 3.6%)	(d) (h)	USD CLO	250	247	247
MP CLO III Ltd., Series 2013-1A, Class DR, ABS, 3.3%, 10/20/30 (3 mo. LIBOR + 3.1%)	(d) (h)	USD CLO	770	745	731
MP CLO VII Ltd., Series 2015-1A, Class DRR, ABS, 3.2%, 10/18/28 (3 mo. LIBOR + 3.0%)	(d) (h)	USD CLO	250	250	243
Mulberry Street CDO II Ltd., Series 2A, Class A1W, ABS, 0.7%, 8/12/38 (6 mo. LIBOR + 0.6%)	(d) (h)	USD CDO	602	394	409
Nassau 2017-I Ltd., Series 2017-IA, Class C, ABS, 4.1%, 10/15/29 (3 mo. LIBOR + 3.9%)	(d) (h)	USD CLO	265	261	259
Newstar Exeter Fund CLO LLC, 7.5%, 1/20/27 (3 mo. USD LIBOR + 7.2%)	(d) (h)	USD CLO	725	726	725
Northwoods Capital 19 Euro DAC, Series 2019-19X, Class D, ABS, 4.0%, 11/25/33 (3 mo. EURIBOR + 4.0%)	(d)	EUR CLO	€550	666	618
Northwoods Capital XII-B Ltd., 3.4%, 6/15/31 (3 mo. USD LIBOR + 3.2%)	(d) (h)	USD CLO	$505	487	492
Oaktree CLO 2015-1 Ltd., Series 2015-1A, Class DR, ABS, 5.5%, 10/20/27 (3 mo. LIBOR + 5.2%)	(d) (h)	USD CLO	250	250	248
OZLM Funding IV Ltd., Series 2013-4A, Class CR, ABS, 3.6%, 10/22/30 (3 mo. LIBOR + 3.4%)	(d) (h)	USD CLO	250	245	247
OZLM VII Ltd., Series 2014-7RA, Class CR, ABS, 3.2%, 7/17/29 (3 mo. LIBOR + 3.0%)	(d) (h)	USD CLO	250	241	248

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
OZLM XVI Ltd., Series 2017-16A, Class C, ABS, 3.7%, 5/16/30 (3 mo. LIBOR + 3.6%)	(d) (h)	USD CLO	$250	$244	$247
OZLM XX Ltd., Series 2018-20A, Class C, ABS, 3.2%, 4/20/31 (3 mo. LIBOR + 3.0%)	(d) (h)	USD CLO	515	497	503
OZLME III DAC, 4.8%, 8/24/30 (3 mo. EURIBOR + 4.8%)	(d)	EUR CLO	€455	488	494
Palmer Square European CLO 2021-1 DAC, Series 2021-1A, Class E, ABS, 5.7%, 4/15/34 (3 mo. EURIBOR + 5.7%)	(d) (h)	EUR CLO	250	295	277
Palmer Square Loan Funding 2019-2 Ltd., Series 2019-2A, Class D, ABS, 5.8%, 4/20/27 (3 mo. LIBOR + 5.5%)	(d) (h)	USD CLO	$250	231	250
Palmer Square Loan Funding 2020-4 Ltd., Series 2020-4A, Class E, ABS, 8.8%, 11/25/28 (3 mo. LIBOR + 8.6%)	(d) (h)	USD CLO	250	252	251
Palmer Square Loan Funding 2021-2 Ltd., Series 2021-2A, Class E, ABS, 7.7%, 5/20/29 (3 mo. LIBOR + 7.5%)	(d) (h)	USD CLO	250	250	248
Palmer Square Loan Funding 2021-3 Ltd., Series 2021-3A, Class E, ABS, 7.8%, 7/20/29 (3 mo. LIBOR + 7.5%)	(d) (h)	USD CLO	600	601	596
Parallel 2015-1 Ltd., Series 2015-1A, Class E, ABS, 5.4%, 7/20/27 (3 mo. LIBOR + 5.2%)	(d) (h)	USD CLO	755	741	742
Parallel 2017-1 Ltd., Series 2017-1A, Class DR, ABS, 3.4%, 7/20/29 (3 mo. LIBOR + 3.1%)	(d) (h)	USD CLO	530	514	519
Peterborough Progress Health Plc, 5.6%, 10/2/42	(i)	Healthcare-Services	£597	1,039	953
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., 0.6%, 3/22/37 (3 mo. LIBOR + 0.4%)	(d) (h)	Diversified Financial Services	$430	338	368
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 0.6%, 9/22/37 (3 mo. LIBOR + 0.4%)	(d) (h)	Diversified Financial Services	269	219	234
Romark WM-R Ltd., Series 2018-1A, Class D, ABS, 3.3%, 4/20/31 (3 mo. LIBOR + 3.0%)	(d) (h)	USD CLO	250	237	239
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class DR, ABS, 3.3%, 7/15/30 (3 mo. LIBOR + 3.0%)	(d) (h)	USD CLO	435	418	419
Shackleton 2015-VIII CLO Ltd., Series 2015-8A, Class ER, ABS, 5.6%, 10/20/27 (3 mo. LIBOR + 5.3%)	(d) (h)	USD CLO	440	435	434
Shackleton 2017-XI CLO Ltd., Series 2017-11A, Class D, ABS, 3.8%, 8/15/30 (3 mo. LIBOR + 3.7%)	(d) (h)	USD CLO	250	248	246
Shackleton 2021-XVI CLO Ltd., Series 2021-16A, Class D2, ABS, 5.1%, 10/20/34 (3 mo. LIBOR + 5.0%)	(d) (h)	USD CLO	1,220	1,202	1,196
Silvermore CLO Ltd., Series 2014-1A, Class C, ABS, 3.6%, 5/15/26 (3 mo. LIBOR + 3.5%)	(d) (h)	USD CLO	855	846	855
Smeralda SPV Srl, 5.3%, 12/22/34	(f)	Commercial MBS	€1,780	2,029	2,000
Smeralda SPV Srl, 1.0%, 12/22/33	(f)	Commercial MBS	845	1,012	951
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class R2D2, ABS, 5.4%, 4/15/30 (3 mo. LIBOR + 5.2%)	(d) (h)	USD CLO	$990	991	983
Sound Point CLO, Ltd., Series 2015-1RA, Class D1, ABS, 4.0%, 4/15/30 (3 mo. LIBOR + 3.8%)	(d) (h)	USD CLO	1,125	1,102	1,101
St Paul's CLO III-R DAC, Series 3RX, Class CR, ABS, 1.6%, 1/15/32 (3 mo. EURIBOR + 1.6%)	(d)	EUR CLO	€100	96	112
St Paul's CLO IX DAC, Series 9X, Class E, ABS, 5.0%, 11/15/30 (3 mo. EURIBOR + 5.0%)	(d)	EUR CLO	535	613	591
St Paul's CLO V DAC, Series 5X, Class DR, ABS, 3.0%, 2/20/30 (3 mo. EURIBOR + 3.0%)	(d)	EUR CLO	140	162	154
St Paul's CLO V DAC, 5.2%, 2/20/30 (3 mo. EURIBOR + 5.2%)	(d)	EUR CLO	325	367	362
St Paul's CLO XI DAC, Series 11X, Class E, ABS, 6.0%, 1/17/32 (3 mo. EURIBOR + 6.0%)	(d)	EUR CLO	250	268	277
Steele Creek CLO 2014-1 Ltd., Series 2014-1RA, Class D, ABS, 3.1%, 4/21/31 (3 mo. LIBOR + 2.8%)	(d) (h)	USD CLO	$1,330	1,278	1,263
Symphony CLO XIV Ltd., Series 2014-14A, Class E, ABS, 4.8%, 7/14/26 (3 mo. LIBOR + 4.6%)	(d) (h)	USD CLO	250	245	249
Symphony CLO XIX Ltd., Series 2018-19A, Class D, ABS, 2.8%, 4/16/31 (3 mo. LIBOR + 2.6%)	(d) (h)	USD CLO	250	248	243
Symphony CLO XVII Ltd., Series 2016-17A, Class ER, ABS, 5.8%, 4/15/28 (3 mo. LIBOR + 5.6%)	(d) (h)	USD CLO	910	898	902

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
TBW Mortgage-Backed Trust 2006-6, Series 2006-6, Class A4, CMO, 6.4%, 1/25/37		USD CLO	$55	$43	$51
Telos CLO 2013-4 Ltd., 3.6%, 1/17/30 (3 mo. LIBOR + 3.4%)	(d) (h)	USD CLO	770	728	728
Terwin Mortgage Trust 2006-6, Series 2006-6, Class 1A2, ABS, 0.2%, 7/25/37	(h)	USD CLO	45	15	18
THL Credit Wind River 2013-2 CLO Ltd., Series 2013-2A, Class DR, ABS, 3.2%, 10/18/30 (3 mo. LIBOR + 3.0%)	(d) (h)	USD CLO	250	238	242
Toro European CLO 5 DAC, Series 5X, Class E, ABS, 4.2%, 10/15/30 (3 mo. EURIBOR + 4.2%)	(d)	EUR CLO	€615	660	655
Treman Park CLO Ltd., Series 2015-1A, Class ERR, ABS, 5.8%, 10/20/28 (3 mo. LIBOR + 5.5%)	(d) (h)	USD CLO	$1,710	1,704	1,716
Treman Park CLO Ltd., Series 2015-1A, Class FRR, ABS, 7.7%, 10/20/28 (3 mo. LIBOR + 7.4%)	(d) (h)	USD CLO	250	243	248
Unique Pub Finance Co. Plc, Series M, 7.4%, 3/28/24	(i)	Real Estate	£471	663	669
Unique Pub Finance Co. Plc, Series N, 6.5%, 3/30/32	(i)	Real Estate	1,036	1,417	1,668
Unique Pub Finance Co. Plc, Series A4, 5.7%, 6/30/27	(i)	Real Estate	1,242	1,888	1,846
Venture 22 CLO Ltd., Series 2015-22A, Class DR, ABS, 3.0%, 1/15/31 (3 mo. LIBOR + 2.8%)	(d) (h)	USD CLO	$685	652	647
Venture 44 CLO Ltd., Series 2021-44A, Class D2, ABS, 5.1%, 10/20/34 (3 mo. LIBOR + 5.0%)	(d) (h)	USD CDO	630	624	618
Venture CDO Ltd., Series 2016-25A, Class D2, ABS, 4.5%, 4/20/29 (3 mo. LIBOR + 4.2%)	(d) (h)	USD CDO	135	135	135
Venture XVII CLO Ltd., Series 2014-17A, Class DRR, ABS, 3.1%, 4/15/27 (3 mo. LIBOR + 2.8%)	(d) (h)	USD CDO	1,125	1,114	1,109
Venture XXII CLO Ltd., Series 2015-22X, Class DR, ABS, 3.0%, 1/15/31 (3 mo. LIBOR + 2.8%)	(d)	USD CLO	250	239	242
Venture XXIV CDO Ltd., Series 2016-24A, Class D2, ABS, 4.3%, 10/20/28 (3 mo. LIBOR + 4.1%)	(d) (h)	USD CDO	530	523	530
Venture XXIX CLO Ltd., Series 2017-29A, Class D, ABS, 4.1%, 9/7/30 (3 mo. LIBOR + 3.9%)	(d) (h)	USD CLO	260	255	257
Vibrant CLO VI Ltd., Series 2017-6A, Class D, ABS, 4.1%, 6/20/29 (3 mo. LIBOR + 3.9%)	(d) (h)	USD CLO	250	248	250
Vibrant CLO VII Ltd., Series 2017-7A, Class C, ABS, 3.9%, 9/15/30 (3 mo. LIBOR + 3.6%)	(d) (h)	USD CLO	250	245	247
Voya CLO 2014-2 Ltd., Series 2014-2A, Class CR, ABS, 3.8%, 4/17/30 (3 mo. LIBOR + 3.6%)	(d) (h)	USD CLO	250	245	244
WhiteHorse X Ltd., 5.5%, 4/17/27 (3 mo. LIBOR + 5.3%)	(d) (h)	USD CLO	1,375	1,375	1,312
Wind River 2015-2 CLO Ltd., Series 2015-2A, Class ER, ABS, 5.8%, 10/15/27 (3 mo. USD LIBOR + 5.6%)	(d) (h)	USD CLO	655	657	657
Wind River 2016-1 CLO Ltd., Series 2016-1A, Class ER, ABS, 5.8%, 7/15/28 (3 mo. LIBOR + 5.6%)	(d) (h)	USD CLO	2,250	2,217	2,239
Wind River 2016-1K CLO Ltd., Series 2016-1KRA, Class D2R2, ABS, 5.4%, 10/15/34 (3 mo. LIBOR + 5.1%)	(d) (h)	USD CLO	915	904	897
Z Capital Credit Partners CLO 2015-1 Ltd., Series 2015-1A, Class DR, ABS, 3.3%, 7/16/27 (3 mo. LIBOR + 3.1%)	(d) (h)	USD CLO	550	540	550
Zais CLO 14 Ltd., 4.7%, 4/15/32 (3 mo. LIBOR + 4.5%)	(d) (h)	USD CDO	475	475	476
Zais CLO 5 Ltd., Series 2016-2A, Class C, ABS, 4.7%, 10/15/28 (3 mo. LIBOR + 4.5%)	(d) (h)	USD CLO	510	500	504
Total Collateralized Loan Obligation / Structured Credit				110,696	110,548

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
Convertible Bonds—2.7%
Accolade, Inc., 0.5% Floor, 4/1/26	(h) (i)	Healthcare-Services	1,034	799	807
Colony Capital, Inc., 5.0% Floor, 4/15/23	(i)	Real Estate Investment Trusts	3,110	3,067	3,177
Liberty Interactive LLC, 3.8% Floor, 2/15/30	(i)	Telecommunications	1,162	875	853

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
Liberty Interactive LLC, 4.0% Floor, 11/15/29	(i)	Telecommunications	$3,707	$2,902	$2,771
Liberty Latin America Ltd., 2.0% Floor, 7/15/24	(i)	Media Entertainment	5,500	5,628	5,301
Total Convertible Bonds				13,271	12,909

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Municipal Bonds—1.7%
City of Detroit MI, COPs, 4.8%, 6/15/20	(i) (k) (l)	236	178	202
City of Detroit MI, COPs, 4.9%, 6/15/25	(i) (k) (l)	824	621	707
Puerto Rico Electric Power Authority, Series YY-RSA-1, 6.1%, 7/1/40	(k) (l)	195	122	199
Puerto Rico Electric Power Authority, Series EEE-RSA-1, 6.3%, 7/1/40	(k) (l)	5	3	5
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/20	(i) (k) (l)	5	4	5
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/19	(i) (k) (l)	10	8	10
Puerto Rico Electric Power Authority, Series UU, 1.0%, 7/1/20	(i) (k) (l) (o)	110	84	100
Puerto Rico Electric Power Authority, Series V V, 5.5%, 7/1/20	(i) (k) (l)	15	12	16
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/24	(i) (k) (l)	5	4	5
Puerto Rico Electric Power Authority, 5.0%, 7/1/25	(i) (k) (l)	5	4	5
Puerto Rico Electric Power Authority, 5.0%, 7/1/28	(i) (k) (l)	25	20	26
Puerto Rico Electric Power Authority, 5.3%, 7/1/40	(i) (k) (l)	210	152	218
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.0%, 7/1/17	(i) (k) (l)	15	11	15
Puerto Rico Electric Power Authority, Series UU, 1.0%, 7/1/17	(i) (k) (l) (o)	15	10	14
Puerto Rico Electric Power Authority, Series UU, 1.0%, 7/1/18	(i) (k) (l) (o)	15	10	14
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/23	(i) (k) (l)	25	20	25
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/24	(i) (k) (l)	20	16	20
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/32	(i) (k) (l)	120	94	119
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/37	(i) (k) (l)	150	122	149
Puerto Rico Electric Power Authority, 5.5%, 7/1/21	(i) (k) (l)	45	41	45
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/26	(i) (k) (l)	20	16	20
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(i) (k) (l)	10	8	11
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(i) (k) (l)	10	8	11
Puerto Rico Electric Power Authority, 5.4%, 1/1/18	(i) (k) (l)	30	23	30
Puerto Rico Electric Power Authority, 5.4%, 7/1/18	(i) (k) (l)	20	16	20
Puerto Rico Electric Power Authority, 5.4%, 1/1/20	(i) (k) (l)	5	4	5
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/25	(i) (k) (l)	80	67	83
Puerto Rico Electric Power Authority, 5.3%, 7/1/33	(i) (k) (l)	465	370	482
Puerto Rico Electric Power Authority, 5.1%, 7/1/42	(i) (k) (l)	15	11	15
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(i) (k) (l)	145	109	150
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(i) (k) (l)	15	10	15
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(i) (k) (l)	30	21	30
Puerto Rico Electric Power Authority, 10.0%, 1/1/21	(i) (k) (l)	69	61	75
Puerto Rico Electric Power Authority, 10.0%, 7/1/21	(i) (k) (l)	69	63	75
Puerto Rico Electric Power Authority, 10.0%, 1/1/22	(i) (k) (l)	18	17	19

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 10.0%, 7/1/22	(i) (k) (l)	$18	$16	$20
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/19	(k) (l)	10	6	10
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/20	(k) (l)	110	72	113
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/21	(k) (l)	5	3	5
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/21	(k) (l)	60	39	62
Puerto Rico Electric Power Authority, 5.3%, 7/1/22	(k) (l)	55	35	57
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 3.8%, 7/1/22	(k) (l)	5	3	5
Puerto Rico Electric Power Authority, Series UU-RSA-1, 0.8%, 7/1/25	(k) (l) (o)	25	18	24
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/26	(i) (k) (l)	355	274	368
Puerto Rico Electric Power Authority, 5.3%, 7/1/26	(k) (l)	160	104	166
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/27	(i) (k) (l)	35	27	36
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(k) (l)	325	212	337
Puerto Rico Electric Power Authority, 5.3%, 7/1/28	(i) (k) (l)	30	20	31
Puerto Rico Electric Power Authority, 5.4%, 7/1/28	(i) (k) (l)	1,690	1,269	1,711
Puerto Rico Electric Power Authority, 5.0%, 7/1/29	(i) (k) (l)	440	298	454
Puerto Rico Electric Power Authority, Series EEE-RSA-1, 6.0%, 7/1/30	(k) (l)	25	16	25
Puerto Rico Electric Power Authority, Series UU-RSA-1, 0.8%, 7/1/31	(i) (k) (l) (o)	110	80	106
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/32	(i) (k) (l)	60	46	62
Puerto Rico Electric Power Authority, 5.3%, 7/1/31	(k) (l)	120	78	124
Puerto Rico Electric Power Authority, 6.8%, 7/1/36	(i) (k) (l)	445	330	472
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(k) (l)	200	127	208
Puerto Rico Electric Power Authority, 5.3%, 7/1/35	(k) (l)	15	10	15
Puerto Rico Electric Power Authority, 7.0%, 7/1/43	(k) (l)	80	53	85
Puerto Rico Electric Power Authority, 5.0%, 7/1/42	(i) (k) (l)	10	7	10
Puerto Rico Electric Power Authority, Series NN, 5.5%, 7/1/20	(i) (k) (l)	30	30	30
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/25	(i) (k) (l)	5	4	5
Puerto Rico Highway & Transportation Auth., Series N, 5.3%, 7/1/39	(i) (k) (l)	595	538	585
Total Municipal Bonds			6,055	8,066

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Emerging Markets Debt—3.2%
Argentine Republic Government International Bond, 0.8%, 7/9/46	(i)	Sovereign	€158	68	52
Argentine Republic Government International Bond, 1.5%, 7/9/41	(i)	Sovereign	27	12	9
Argentine Republic Government International Bond, 1.5%, 1/9/38	(i)	Sovereign	23	12	9
Argentine Republic Government International Bond, 0.5%, 7/9/30	(i)	Sovereign	$967	472	329
Argentine Republic Government International Bond, 1.1%, 7/9/35	(i)	Sovereign	1,263	498	391
Argentine Republic Government International Bond, 2.0%, 1/9/38	(i)	Sovereign	244	121	93
Argentine Republic Government International Bond, 1.1%, 7/9/46		Sovereign	704	323	224

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Argentine Republic Government International Bond, 0.1%, 7/9/30	(i)	Sovereign	€$1,836	$892	$651
Ecuador Social Bond Sarl, 0.0%, 1/30/35	(i) (p)	Sovereign	$862	697	696
Egypt Government International Bond, 5.6%, 4/16/30	(i)	Sovereign	€560	673	548
Egypt Government International Bond, 4.8%, 4/11/25	(i)	Sovereign	1,904	2,237	2,092
Petroleos Mexicanos, 6.5%, 1/23/27		Oil & Gas	$102	109	107
Petroleos Mexicanos, 6.8%, 1/23/30		Oil & Gas	6,683	6,909	6,850
Petroleos Mexicanos, 6.5%, 3/13/27		Oil & Gas	2,443	2,524	2,558
Provincia de Buenos Aires/Government Bond, 2.5%, 9/1/37	(i)	Provincial	€9	4	3
Provincia de Buenos Aires/Government Bond, 3.9%, 9/1/37	(i)	Provincial	$914	450	392
Provincia de Buenos Aires/Government Bond, 3.5%, 9/1/37		Provincial	1,753	689	605
Provincia de Buenos Aires/Government Bond, 2.9%, 9/1/37		Provincial	€250	134	106
Provincia de Buenos Aires/Government Bond, 3.5%, 9/1/37	(h) (i)	Provincial	$28	11	10
Provincia de Buenos Aires/Government Bond, 2.0%, 9/1/37	(i)	Provincial	€31	12	11
Total Emerging Markets Debt				16,847	15,736

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—0.3%
Riverbed Technology, Inc.		Software	134,807	86	84
Verscend Technologies, Inc., 12.3%	(f)	Commercial Services	200	194	207
WESCO International, Inc., 10.6%	(i) (m)	Distribution/Wholesale	36,125	1,117	1,101
Total Preferred Equity				1,397	1,392

Common Equity—1.2%
Aquadrill, LLC	(l)	Oil & Gas	6,967	199	258
ATD New Holdings, Inc.	(l)	Distribution/Wholesale	2,946	54	244
California Resources Corp.	(l)	Oil & Gas	7,871	96	336
California Resources Corp., Warrants	(l)	Oil & Gas	1,064	4	16
Frontier Communications, Inc.	(i) (l)	Telecommunications	19,813	487	528
Hexion Holdings Corp., Class B	(l)	Chemicals	16,059	199	458
Hexion Holdings Corp., Warrants	(l)	Chemicals	19,202	253	552
Noble Corp.	(l)	Oil & Gas	11,726	159	288
Quorum Health Corp.	(f) (l)	Healthcare-Services	48,950	492	487
Quorum Litigation Trust, Initial Funding	(f) (l)	Healthcare-Services	157,000	—	—
Quorum Litigation Trust, Units	(f) (l)	Healthcare-Services	2,399	2	2
Solocal Group	(l)	Internet	492,144	1,566	794
Superior Energy Equity New 144A	(h) (l)	Oil & Gas	1,228	2	56
Superior Energy Equity New Sec 1145	(l)	Oil & Gas	26,438	676	1,203
UTEX Industries Inc.	(l)	Miscellaneous Manufacturing	8,041	240	438
UTEX Industries Inc., Warrants	(f) (l)	Miscellaneous Manufacturing	2,245	2	12
Valaris, Ltd.	(i) (l)	Oil & Gas	551	8	23
Total Common Equity				$4,439	5,695
TOTAL INVESTMENTS—111.8%				$539,703	$538,307
LIABILITIES IN EXCESS OF OTHER ASSETS—(11.8)%(q)					(56,930)
NET ASSETS—100.0%					$481,377

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Shares outstanding at period end (Class A)	790,467

Net asset value per common share at period end (Class A)	$13.18

Shares outstanding at period end (Class I)	22,074,294

Net asset value per common share at period end (Class I)	$13.22

Shares outstanding at period end (Class T)	227,218

Net asset value per common share at period end (Class T)	$13.21

Shares outstanding at period end (Class U)	11,310,147

Net asset value per common share at period end (Class U)	$13.16

Shares outstanding at period end (Class U-2)	2,069,348

Net asset value per common share at period end (Class U-2)	$13.24

Reverse Repurchase Agreements—(2.1)%

Security Description	Principal Value(c)	Principal Value Including Accrued Interest
Reverse repurchase agreement dated 12/27/21 with Royal Bank of Canada, 0.7685%, to be repurchased 5/9/22 for $(1,301), collateralized by Advantage Sales & Marketing, Inc., 6.5000% due 11/15/28; (value—$(1,324))	$(1,151)	$(1,152)
Reverse repurchase agreement dated 12/27/21 with Royal Bank of Canada, 0.7686%, to be repurchased 5/9/22, collateralized by $(727) Advantage Sales & Marketing, Inc., 6.5000% due 11/15/28; (value—$(740))	(643)	(644)
Reverse repurchase agreement dated 11/03/21 with Royal Bank of Canada, 0.7685%, to be repurchased 05/2/22, collateralized by $(1,802) Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.5000% due 3/15/26 and $(3,329) Altice USA, Inc., 6.5000% due 2/1/29; (value—$(5,526))	(4,609)	(4,618)
Reverse repurchase agreement dated 1/06/22 with Royal Bank of Canada, 0.7510%, to be repurchased 2/9/22, collateralized by $(1,903) Ford Motor Credit Co. LLC, 5.1130% due 5/3/29; (value—$(2,061))	(1,785)	(1,785)
Reverse repurchase agreement dated 12/03/21 with Royal Bank of Canada, 0.7685%, to be repurchased 2/15/22, collateralized by $(2,287) HCA, Inc., 5.8750% due 5/1/23; (value—$(2,425))	(2,021)	(2,023)
Total Reverse Repurchase Agreements	$(10,209)	$(10,222)

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Investments Sold Short—(0.3)%

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
Government Bonds Sold Short—(0.3)%
U.S. Treasury Bond, 1.3%, 5/15/2050		Sovereign	$(346)	$(323)	$(282)
U.S. Treasury Note, 0.6%, 8/15/2030		Sovereign	(196)	(192)	(179)
Bundesrepublik Deutschland Bundesanleihe, 0.3%, 2/15/2027		Sovereign	€(925)	(1,084)	(1,066)
Total Government Bonds Sold Short				(1,599)	(1,527)
Total Investments Sold Short				$(1,599)	$(1,527)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	6/15/22	EUR	1,704	USD	1,932	$—	$10
BNP Paribas	6/15/22	USD	2,770	EUR	2,412	50	—
JPMorgan Chase Bank, N.A.	6/15/22	EUR	2,575	USD	2,923	—	19
JPMorgan Chase Bank, N.A.	6/15/22	EUR	3,402	USD	3,862	—	25
JPMorgan Chase Bank, N.A.	6/15/22	GBP	29	USD	39	—	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	3,884	EUR	3,413	35	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	2,155	EUR	1,903	9	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	2,313	EUR	2,043	9	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	1,568	EUR	1,385	6	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	884	GBP	662	—	6
JPMorgan Chase Bank, N.A.	6/15/22	USD	549	GBP	411	—	4
State Street Bank and Trust Company	6/15/22	EUR	1,881	USD	2,133	—	12
State Street Bank and Trust Company	6/15/22	GBP	36	USD	48	—	—
State Street Bank and Trust Company	6/15/22	USD	841	CHF	773	3	—
State Street Bank and Trust Company	6/15/22	USD	1,501	EUR	1,332	—	1
State Street Bank and Trust Company	6/15/22	USD	967	EUR	851	7	—
State Street Bank and Trust Company	6/15/22	USD	774	EUR	681	6	—
State Street Bank and Trust Company	6/15/22	USD	999	EUR	876	11	—
State Street Bank and Trust Company	6/15/22	USD	948	EUR	838	3	—
State Street Bank and Trust Company	6/15/22	USD	772	EUR	682	3	—
State Street Bank and Trust Company	6/15/22	USD	1,614	EUR	1,426	6	—
State Street Bank and Trust Company	6/15/22	USD	1,326	EUR	1,171	5	—
State Street Bank and Trust Company	6/15/22	USD	663	EUR	586	2	—
State Street Bank and Trust Company	6/15/22	USD	436	EUR	385	2	—
State Street Bank and Trust Company	6/15/22	USD	498	GBP	369	2	—
State Street Bank and Trust Company	6/15/22	USD	647	GBP	488	—	9
State Street Bank and Trust Company	6/15/22	USD	1,080	GBP	809	—	7
State Street Bank and Trust Company	6/15/22	USD	4,441	GBP	3,327	—	30
Total Forward Foreign Currency Exchange Contracts						$159	$123

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Euro-Bund	3	Short	3/8/22	591	$18	$—
Long Gilt	9	Short	3/29/22	1,495	32	—
U.S. Treasury 5-Year Note	33	Short	3/31/22	3,975	42	—
U.S. Treasury Note Ultra 10 Year Futures	8	Short	3/22/22	1,174	31	—
Total Short Futures					$123	$—

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	(0.01%)	ESTRON	EUR 931	11/8/31	Annually	$38	$38	$—
Goldman Sachs International	1.06%	3 Month LIBOR	USD 357	9/12/26	Annually	8	8	—
Goldman Sachs International	1.16%	3 Month LIBOR	USD 190	8/19/28	Semi-Annually	6	6	—
Goldman Sachs International	1.37%	3 Month LIBOR	USD 259	9/12/28	Semi-Annually	5	5	—
Goldman Sachs International	1.48%	3 Month LIBOR	USD 137	8/19/31	Semi-Annually	4	4	—
Goldman Sachs International	1.64%	3 Month LIBOR	USD 187	9/12/31	Semi-Annually	2	2	—
Goldman Sachs International	1.90%	3 Month LIBOR	USD 54	8/19/51	Semi-Annually	—	—	—
Goldman Sachs International	1.98%	3 Month LIBOR	USD 75	9/12/51	Semi-Annually	(1)	—	1
Goldman Sachs International	0.83%	3 Month LIBOR	USD 263	8/19/26	Semi-Annually	9	9	—
Goldman Sachs International	0.80%	12 Month SONIA	GBP 1,158	7/12/31	Annually	80	80	—
Total Interest Rate Swaps						$151	$152	$1

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0925%)	3 Month LIBOR	EUR 4,475	USD 5,183	11/5/23	Quarterly	$166	$166	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR	3 Month LIBOR	EUR 5,365	USD 6,062	12/15/23	Quarterly	27	27	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0677%)	3 Month LIBOR	EUR 4,618	USD 5,472	7/6/23	Quarterly	283	283	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.92625%)	3 Month LIBOR	EUR 8,280	USD 10,075	1/13/23	Quarterly	774	774	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.07%)	3 Month LIBOR	EUR 1,561	USD 1,842	11/16/22	Quarterly	91	91	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.075%)	3 Month LIBOR	EUR 1,199	USD 1,407	8/13/23	Quarterly	60	60	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month LIBOR	EUR 347	USD 418	1/26/23	Quarterly	29	29	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month LIBOR	EUR 1,209	USD 1,455	1/26/23	Quarterly	100	100	—

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month LIBOR	EUR 794	USD 914	10/5/23	Quarterly	$24	$24	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month LIBOR	EUR 464	USD 541	6/1/23	Quarterly	21	21	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month LIBOR	EUR 4,212	USD 4,909	7/20/23	Quarterly	181	181	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month LIBOR	EUR 720	USD 818	8/20/23	Quarterly	11	11	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month LIBOR	EUR 1,977	USD 2,249	12/3/23	Quarterly	32	32	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0775%)	3 Month LIBOR	EUR 1,472	USD 1,740	10/26/22	Quarterly	85	85	—
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 0.01%	3 Month LIBOR	GBP 1,658	USD 2,167	10/29/22	Quarterly	(65)	—	65
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0175%)	3 Month LIBOR	GBP 2,228	USD 3,103	3/12/23	Quarterly	128	128	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.085%)	3 Month LIBOR	EUR 1,744	USD 2,077	3/23/23	Quarterly	119	119	—
Total Cross-Currency Swaps							$2,066	$2,131	$65

Total Return Debt Swaps(f)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/47), Series 2007	USD 619	6/1/24	Monthly	$—	$26	$26	$—

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/50), Series 2006	USD 700	12/1/23	Monthly	$—	$9	$9	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/44), Series 2006C	USD 403	6/1/23	Monthly	—	8	8	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/56), Series 2007F	USD 247	12/1/24	Monthly	—	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/49), Series 2005U	USD 178	9/1/22	Monthly	—	(3)	—	3
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/49), Series 2006Q	USD 223	6/1/23	Monthly	—	(4)	—	4

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/48) Series 2006	USD 374	6/1/23	Monthly	$—	$(4)	$—	$4
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/49), Series 2006	USD 369	6/1/23	Monthly	—	(5)	—	5
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/49), Series 2006	USD 221	3/1/22	Monthly	—	(6)	—	6
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 3/1/45) Series 2006PP	USD 273	9/1/23	Monthly	—	(8)	—	8
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/55) Series 2006A	USD 587	12/1/23	Monthly	—	(12)	—	12

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/50), Series 2006	USD 601	12/1/23	Monthly	$—	$(14)	$—	$14
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%, 9/1/43), Series 2005D	USD 439	6/1/22	Monthly	—	(21)	—	21
Total						$—	$(35)	$43	$78

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value is determined by the board of trustees of FS Credit Income Fund (the “Fund”). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.

(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2022, the one-month, three-month and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 0.11%, 0.31% and 0.54%, respectively, the one-month, three-month and six-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.57)%, (0.55)% and (0.51)%, respectively, the three-month GBP London Interbank Offered Rate (“GBP LIBOR”) was 0.64%, the three month Swiss Franc London Interbank Offered Rate (“CHF LIBOR”) was (0.75)%, the SIFMA Municipal Swap Index was 0.06%, the Sterling Overnight Index Average (“SONIA”) was 0.20%, and the Euro Short-Term Rate Volume Weighted Trimmed Mean Rate (“ESTRON”) was (0.58)%.

(e)	Position or portion thereof unsettled as of January 31, 2022.

(f)	Security is classified as Level 3 in the Fund’s fair value hierarchy (see Notes to Unaudited Schedule of Investments).

(g)	Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.

(h)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $296,053, which represents approximately 63.6% of net assets as of January 31, 2022.

(i)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2022, there were no securities rehypothecated by BNP.

(j)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the reverse repurchase agreement.

(k)	Security is in default.

(l)	Security is non-income producing.

(m)	The security has a perpetual maturity; the date displayed is the next call date.

(n)	GAM FRR2 H Co. is an affiliate of the Fund’s investment sub-adviser (see Notes to Unaudited Schedule of Investments).

(o)	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(p)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands, except share amounts)

(q)	Includes the effect of investments sold short, forward foreign currency exchange contracts, futures contracts, swap contracts and reverse repurchase agreements payable.

(r)	Security is reflected in shares.

CDO	- Collateralized Debt Obligation
CHF	- Swiss Franc
EUR	- Euro
FRN	- Floating Rate Note
GBP	- British Pound
PIK	- Payment In Kind
USD	- U.S. Dollar
£	- British Pound
€	- Euro
$	- U.S. Dollar

See Notes to Unaudited Schedule of Investments.

FS Credit Income Fund
Notes to Unaudited Schedule of Investments
As of January 31, 2022
(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2021.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of January 31, 2022:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$77,210	$77,928	15%
Senior Secured Loans—Second Lien	4,264	4,327	1%
Senior Secured Bonds	92,538	91,905	17%
Unsecured Bonds	212,986	209,801	39%
Collateralized Loan Obligation (CLO) / Structured Credit	110,696	110,548	21%
Convertible Bonds	13,271	12,909	2%
Municipal Bonds	6,055	8,066	1%
Emerging Markets Debt	16,847	15,736	3%
Preferred Equity	1,397	1,392	0%
Common Equity	4,439	5,695	1%
Total	$539,703	$538,307	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of January 31, 2022, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of January 31, 2022, the Fund had unfunded commitments of $899. Such unfunded commitments have a fair value representing unrealized appreciation (depreciation) of $0. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of January 31, 2022:

FS Credit Income Fund
Notes to Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands)

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$71,498	13%
Oil & Gas	53,846	10%
Media Entertainment	41,839	8%
Telecommunications	39,367	7%
Leisure Time	24,286	5%
EUR CLO	21,777	4%
Healthcare-Services	24,393	4%
Retail	20,371	4%
Pharmaceuticals	18,185	3%
Diversified Financial Services	16,906	3%
Entertainment	15,489	3%
Electric	15,209	3%
Real Estate Investment Trusts	13,160	2%
Food	9,067	2%
Lodging	8,980	2%
Chemicals	8,804	2%
Other	138,130	25%
Total	$538,307	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of January 31, 2022, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$68,901	$9,027	$77,928
Senior Secured Loans—Second Lien	—	4,327	—	4,327
Senior Secured Bonds	—	91,905	—	91,905
Unsecured Bonds	—	208,964	837	209,801
Collateralized Loan Obligation (CLO) / Structured Credit	—	106,807	3,741	110,548
Convertible Bonds	—	12,909	—	12,909
Municipal Bonds	—	8,066	—	8,066
Emerging Markets Debt	—	15,736	—	15,736
Preferred Equity	1,185	—	207	1,392
Common Equity	3,919	1,275	501	5,695
Total Investments	5,104	518,890	14,313	538,307

FS Credit Income Fund
Notes to Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands)

Forward Foreign Currency Exchange Contracts	—	159	—	159
Short Futures	123	—	—	123
Cross-Currency Swaps	—	2,131	—	2,131
Interest Rate Swaps	—	152	—	152
Total Return Debt Swaps	—	—	43	43
Total	$5,227	$521,332	$14,356	$540,915

Liability Description
Reverse Repurchase Agreement	$—	$(10,209)	$—	$(10,209)
U.S. Treasury Sold Short	—	(1,527)	—	(1,527)
Forward Foreign Currency Exchange Contracts	—	(123)	—	(123)
Cross-Currency Swaps	—	(65)	—	(65)
Interest Rate Swaps	—	(1)	—	(1)
Total Return Debt Swaps	—	—	(78)	(78)
Total Liabilities	$—	$(11,925)	$(78)	$(12,003)

The following is a reconciliation for the three months ended January 31, 2022 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans—First Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$—	$835	$6,047	$209	$512	$7,603
Accretion of discount (amortization of premium)	72	—	(1)	—	—	71
Realized gain (loss)	—	—	(14)	—	—	(14)
Net change in unrealized appreciation (depreciation)	9	2	3	(2)	(11)	1
Purchases	4,802	—	107	—	—	4,909
Sales	(92)	—	(3,180)	—	—	(3,272)
Net transfers into Level 3(1)	4,236	—	1,059	—	—	5,295
Net transfers out of Level 3(1)	—	—	(280)	—	—	(280)
Fair value at end of period	$9,027	$837	$3,741	$207	$501	$14,313
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$9	$2	$(46)	$(2)	$(11)	$(48)

(1)	Transfers in or out of Level 3 were deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market.

The following is a reconciliation for the three months ended January 31, 2022 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

FS Credit Income Fund
Notes to Unaudited Schedule of Investments (continued)
As of January 31, 2022
(in thousands)

Fair value at beginning of period	$(39)
Accretion of discount (amortization of premium)	—
Realized gain (loss)	56
Net change in unrealized appreciation (depreciation)	4
Sales and repayments	(56)
Net transfers in or out of Level 3	—
Fair value at end of period	$(35)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$4